united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 11/30/19

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 94.3%
	AGRICULTURE - 2.7%
8,218	Altria Group, Inc.	$408,435

	APPAREL - 4.1%
21,464	Gildan Activewear, Inc.	624,817

	BANKS - 11.5%
4,941	Northern Trust Corp.	529,873
2,607	SVB Financial Group *	604,120
12,800	Webster Financial Corp.	623,232
		1,757,225
	COMMERCIAL SERVICES - 3.0%
20,296	Sabre Corp.	455,239

	CONSUMER ELECTRONICS - 3.9%
9,512	Sony Corp. - ADR	603,822

	DISTRIBUTION/WHOLESALE - 4.1%
17,730	LKQ Corp. *	625,514

	ELECTRIC - 4.7%
18,246	NRG Energy, Inc.	724,913

	ENGINEERING & CONSTRUCTION - 3.5%
12,223	AECOM *	529,623

	HEALTHCARE-SERVICES - 8.9%
4,779	Charles River Laboratories, Inc. *	694,150
6,280	Quest Diagnostics, Inc.	669,134
		1,363,284
	INTERNET - 3.7%
9,113	58.com, Inc. - ADR *+	560,632

	LEISURE TIME - 4.4%
12,655	Norwegian Cruise Line Holdings Ltd. *	678,814

	MEDIA - 8.7%
15,994	Comcast Corp.	706,135
13,938	Liberty Media Corp. - Liberty Formula One *	628,464
		1,334,599
	PACKAGING & CONTAINERS - 4.9%
9,948	Crown Holdings, Inc. *	755,053

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 94.3% (Continued)
	PHARMACEUTICALS - 4.0%
21,695	Bausch Health Companies, Inc. *	$612,667

	RETAIL - 7.3%
5,625	CarMax, Inc. *+	547,088
4,534	Target Corp.	566,795
		1,113,883
	SEMICONDUCTORS - 7.1%
4,555	NXP Semiconductors NV	526,467
5,404	Qorvo, Inc. *	563,151
		1,089,618
	SOFTWARE - 2.2%
2,785	Take-Two Interactive Software, Inc. *	337,960

	TELECOMMUNICATIONS - 2.2%
7,540	Millicom International Cellular S.A. +	337,867

	TEXTILES - 3.4%
3,704	Mohawk Industries, Inc. *	516,226

	TOTAL COMMON STOCK (Cost - $12,756,874)	14,430,191

	SHORT-TERM INVESTMENTS - 5.7%
878,789	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	878,789
	(Cost - $878,789)

	TOTAL INVESTMENTS - 100.0% (Cost - $13,635,663)	$15,308,980

	OTHER ASSETS LESS LIABILITIES - 0.0% !	656

	NET ASSETS - 100.0%	$15,309,636

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

!	Represents less than 0.1%

ADR - American Depository Receipt

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 99.0%
	ADVERTISING - 1.2%
1,300	Trade Desk, Inc. *+	$342,342

	AEROSPACE/DEFENSE - 2.4%
2,710	L3Harris Technologies, Inc.	544,954
500	Northrop Grumman Corp.	175,885
		720,839
	APPAREL - 2.7%
13,790	Skechers U.S.A., Inc. *	554,634
2,690	VF Corp.	238,173
		792,807
	BEVERAGES - 0.5%
2,500	Coca-Cola Co.	133,500

	BIOTECHNOLOGY - 3.8%
1,610	Amgen, Inc.	377,899
2,020	Biogen, Inc. *	605,616
1,940	Gilead Sciences, Inc.	130,446
		1,113,961
	COMMERCIAL SERVICES - 7.1%
3,300	Booz Allen Hamilton Holding Corp.	240,108
2,900	Euronet Worldwide, Inc. *	455,851
6,970	PayPal Holdings, Inc. *	752,830
7,400	TransUnion	638,694
		2,087,483
	COMPUTERS - 10.4%
9,090	Apple, Inc.	2,429,302
6,110	Fortinet, Inc. *	642,222
		3,071,524
	COSMETICS/PERSONAL CARE - 1.9%
1,610	Estee Lauder Cos, Inc.	314,707
2,000	Procter & Gamble Co.	244,120
		558,827
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
1,740	Mastercard, Inc.	508,480
2,850	Visa, Inc.	525,853
		1,034,333
	ELECTRONICS - 5.2%
3,650	Honeywell International, Inc.	651,708
9,100	Jabil, Inc.	353,444
4,800	Keysight Technologies, Inc. *	513,744
		1,518,896
	FOOD - 2.2%
7,940	Sysco Corp.	639,567

	HEALTHCARE-SERVICES - 2.6%
1,860	STERIS PLC	281,120
1,690	UnitedHealth Group, Inc.	472,980
		754,100
	HOME BUILDERS - 2.2%
170	NVR, Inc. *	644,621

	INSURANCE - 3.1%
200	Alleghany Corp. *	156,008
5,400	Arch Capital Group Ltd. *	226,638
7,080	Progressive Corp.	517,194
		899,840

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 99.0% (Continued)
	INTERNET - 17.5%
528	Alphabet, Inc. - Class A *	$688,560
522	Alphabet, Inc. - Class C *	681,189
780	Amazon.com, Inc. *	1,404,624
160	Booking Holdings, Inc. *	304,645
4,380	CDW Corp.	591,519
7,283	Facebook, Inc. *	1,468,544
		5,139,081
	MACHINERY-DIVERSIFIED - 1.9%
1,570	Roper Technologies, Inc.	565,781

	MEDIA - 2.3%
1,300	Charter Communications, Inc. *	611,013
1,920	Comcast Corp.	84,768
		695,781
	OFFICE/BUSINESS EQUIPMENT - 2.2%
2,630	Zebra Technologies Corp. *	659,972

	PHARMACEUTICALS - 8.4%
6,110	AbbVie, Inc.	536,030
5,540	Bristol-Myers Squibb Co.	315,448
3,480	Jazz Pharmaceuticals PLC *	525,898
6,700	Merck & Co.	584,106
4,730	PRA Health Sciences, Inc. *	514,671
		2,476,153
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
1,130	American Tower Corp.	241,854
550	Public Storage	115,874
980	Simon Property Group, Inc.	148,186
		505,914
	RETAIL - 2.4%
2,000	Burlington, Stores, Inc. *	450,000
3,170	Starbucks Corp.	270,813
		720,813
	SEMICONDUCTORS - 3.0%
840	Broadcom, Inc.	265,616
1,600	NVIDIA, Corp.	346,784
2,220	Texas Instruments, Inc.	266,866
		879,266
	SOFTWARE - 10.8%
4,010	Cerner Corp.	287,076
14,553	Microsoft Corp.	2,203,033
2,890	Oracle Corp.	162,245
1,430	Paycom Software, Inc. *	395,838
1,100	Take-Two Interactive Software, Inc. *	133,485
		3,181,677

	TOTAL COMMON STOCK (Cost - $24,487,990)	29,137,078

	SHORT-TERM INVESTMENTS - 0.9%
272,810	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	272,810
	(Cost - $272,810)

	TOTAL INVESTMENTS - 99.9% (Cost - $24,760,800)	$29,409,888

	OTHER ASSETS LESS LIABILITIES - 0.1%	12,984

	NET ASSETS - 100.0%	$29,422,872

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 98.3%
	BANKS - 5.5%
4,775	Bank of NT Butterfield & Son Ltd.	$164,976
3,550	PacWest Bancorp	132,202
7,025	TCF Financial Corp.	298,492
		595,670
	BEVERAGES - 2.0%
1,175	Constellation Brands, Inc.	218,620

	CHEMICALS - 2.8%
1,800	FMC Corp.	176,328
1,425	LyondellBasell Industries NV	131,870
		308,198
	COMMERCIAL SERVICES - 8.8%
1,900	Booz Allen Hamilton Corp.	138,244
2,250	Brink’s Co.	209,250
1,375	Global Payments, Inc.	249,012
1,175	Grand Canyon Education, Inc. *	100,098
8,325	Laureate Education, Inc. *	144,439
2,925	ServiceMaster Global Holdings, Inc. *	114,631
		955,674
	COMPUTERS - 5.5%
1,150	CACI International, Inc. *	275,218
1,425	Check Point Software Technologies Ltd. *	167,979
2,075	Maximus, Inc.	154,899
		598,096
	DISTRIBUTION/WHOLESALE - 0.5%
245	Pool Corp.	50,580

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
565	Alliance Data Systems Corp.	60,404
3,325	Ares Management Corp.	110,024
2,100	Nasdaq, Inc.	220,080
2,250	Synchrony Financial	84,173
4,475	Virtu Financial, Inc. - Class A	74,285
		548,966
	ELECTRIC - 13.7%
2,775	Ameren Corp.	206,266
5,575	Atlantica Yield PLC	144,504
3,400	CMS Energy Corp.	208,420
3,875	Energy, Inc.	245,171
2,550	Eversource Energy +	210,732
10,250	Vistra Energy Corp.	271,933
2,300	WEC Energy Group, Inc.	203,895
		1,490,921
	ELECTRICAL COMPONENTS & EQUIPMENTS - 2.3%
1,450	AMETEK, Inc.	143,565
750	Hubbell, Inc.	110,265
		253,830
	ELECTRONICS - 4.6%
1,375	Agilent Technologies, Inc.	111,059
1,000	Allegion PLC	120,030
1,500	Keysight Technologies, Inc. *	160,545
4,550	nVent Electric PLC	112,430
		504,064
	ENGINEERING & CONSTRUCTION - 1.5%
8,900	Willscot Corp. *+	158,064

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	FOOD SERVICE - 1.5%
3,625	Aramark	$158,195

	HEALTHCARE-PRODUCTS - 3.0%
430	Cooper Cos, Inc.	134,629
2,750	Hologic, Inc. *	141,130
350	West Pharmaceutical Services, Inc.	51,461
		327,220
	HEALTHCARE-SERVICES - 3.9%
3,375	Centene Corp. *	204,086
1,530	IQVIA Holdings, Inc. *	223,349
		427,435
	HOUSEHOLD PRODUCTS/WARES - 1.0%
825	Avery Dennison Corp.	107,555

	INSURANCE - 8.3%
2,075	Allstate Corp.	231,051
1,450	Arthur J. Gallagher & Co.	135,241
2,125	Athene Holding Ltd. *	95,667
1,675	Essent Group Ltd.	91,539
6,225	MGIC Investment Corp.	89,702
3,575	Radian Group, Inc.	92,378
975	Reinsurance Group of America, Inc.	161,323
		896,901
	INTERNET - 1.1%
400	CDW Corp.	54,020
375	RingCentral, Inc. *+	64,676
		118,696
	MACHINERY-CONSTRUCTION & MINING - 1.0%
1,225	Oshkosh Corp.	110,814

	MEDIA - 3.3%
3,300	Nexstar Media Group, Inc.	355,443

	METAL FABRICATE/HARDWARE - 1.0%
2,150	Timken Co.	113,069

	MINING - 1.2%
9,075	Constellium NV *	128,321

	MISCELLANEOUS MANUFACTURING - 0.9%
825	AptarGroup, Inc.	92,499

	OIL & GAS - 2.9%
1,450	Pioneer Natural Resources Co.	185,368
13,025	WPX Energy, Inc. *+	128,166
		313,534

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	OIL & GAS SERVICES - 1.0%
4,775	Baker Hughes, Co.	$107,055

	PACKAGING & CONTAINERS - 1.6%
2,225	Crown Holdings, Inc. *	168,878

	REAL ESTATE INVESTMENT TRUSTS - 2.4%
2,600	CyrusOne, Inc.	161,980
6,425	New Residential Investment Corp.	99,588
		261,568
	RETAIL - 1.4%
1,000	Dollar General Corp.	157,360

	SEMICONDUCTORS - 2.1%
1,025	Analog Devices, Inc.	115,774
2,475	Entegris, Inc.	117,117
		232,891
	SOFTWARE - 8.5%
1,200	Electronic Arts, Inc. *	121,212
1,950	Fidelity National Information Services, Inc.	269,392
2,550	Fiserv, Inc. *	296,412
12,000	SolarWinds Corp *+	232,080
		919,096

	TOTAL COMMON STOCK (Cost - $7,992,198)	10,679,213

	SHORT-TERM INVESTMENTS - 1.6%
178,594	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	178,594
	(Cost - $178,594)

	TOTAL INVESTMENTS - 99.9% (Cost - $8,170,792)	$10,857,807

	OTHER ASSETS LESS LIABILITIES - 0.1%	11,011

	NET ASSETS - 100.0%	$10,868,818

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield onNovember 30, 2019.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 94.7%
	APPAREL - 0.7%
1,194	Crocs, Inc. *	$41,671

	AUTO MANUFACTURERES - 0.7%
2,458	Wabash National Corp.	38,714

	AUTO PARTS & EQUIPMENT - 1.9%
4,460	American Axle & Manufacturing Holdings, Inc. *	43,976
2,774	Meritor, Inc. *	70,044
		114,020
	BANKS - 5.5%
1,124	1st Source Corp.	57,785
983	BancFirst Corp.	58,085
913	City Holding Co. +	72,565
2,564	First of Long Island Corp.	62,126
843	Hancock Holding Co.	34,234
1,651	Hilltop Holdings, Inc.	40,664
		325,459
	BIOTECHNOLOGY - 1.6%
3,758	Fate Therapeutics, Inc. *	58,700
773	FibroGen, Inc. *+	32,752
		91,452
	BUILDING MATERIALS - 0.7%
1,159	Boise Cascade Co.	43,949

	CHEMICALS - 0.6%
386	Ingevity Corp. *	34,860

	COMMERCIAL SERVICES - 3.9%
878	ASGN, Inc. *	58,835
1,264	Chegg, Inc. *+	49,005
457	FTI Consulting, Inc. *	49,808
176	Insperity, Inc.	13,687
316	Medifast, Inc. +	27,780
1,861	Rosetta Stone, Inc. *	28,920
		228,035
	COMPUTERS - 4.9%
211	CACI International, Inc. - Class A *	50,497
1,054	Cubic Corp. +	62,766
1,089	Insight Enterprises, Inc. *	71,428
562	Qualys, Inc. *+	49,181
667	Science Applications International Corp.	56,928
		290,800
	DISTRIBUTION/WHOLESALE - 1.4%
667	Anixter International, Inc. *	57,255
948	G-III Apparel Group Ltd. *+	28,061
		85,316

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 7.3%
2,493	Aircastle Ltd.	$79,751
843	Cohen & Steers Inc. +	56,591
1,475	Deluxe Corp.	75,343
1,335	Hamilton Lane, Inc.	77,430
5,760	Mr. Cooper Group, Inc. *+	77,414
1,826	Pennymac Financial Services, Inc.	62,650
		429,179
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
948	Generac Holdings, Inc. *	93,378

	ELECTRONICS - 3.7%
457	Advanced Energy Industries, Inc. *	29,344
386	Plexus Corp. *	29,297
562	Tech Data Corp. *	81,428
667	Woodward, Inc.	77,899
		217,968
	ENERGY-ALTERNATE SOURCES - 1.1%
2,985	Enphase Energy, Inc. *+	65,282

	ENGINEERING & CONSTRUCTION - 4.4%
597	Comfort Systems USA, Inc.	30,507
702	EMCOR Group, Inc.	62,429
1,194	MasTec, Inc. *+	79,210
808	TopBuild Corp. *	89,106
		261,252
	ENTERTAINMENT - 0.8%
1,054	Monarch Casino & Resort, Inc. *	48,062

	FOOD - 2.2%
421	Sanderson Farms, Inc. +	69,709
2,177	Simply Good Foods Co. *	60,151
		129,860
	GAS - 1.3%
843	ONE Gas, Inc.	74,917

	HEALTHCARE-PRODUCTS - 5.6%
2,142	CareDx, Inc. *	43,954
386	Haemonetics Corp. *	46,552
702	Masimo Corp. *	108,859
983	Orthofix Medical, Inc. *	44,628
702	Surmodics, Inc. *+	28,810
878	Tactile Systems Technology, Inc. *+	56,376
		329,179
	HEALTHCARE-SERVICES - 3.5%
597	Addus HomeCare Corp. *	55,646
421	Amedisys, Inc. *	68,606
597	Molina Healthcare, Inc. *	80,894
		205,146
	HOME BUILDERS - 1.3%
1,335	MDC Holdings, Inc.	52,826
316	Meritage Homes Corp. *	21,027
		73,853
	HOUSEHOLD PRODUCTS/WARES - 0.9%
316	Helen of Troy Ltd. *	51,009

	INSURANCE - 4.1%
3,652	MGIC Investment Corp.	52,625
1,932	NMI Holdings, Inc. *	64,857
1,967	Radian Group, Inc.	50,827
7,867	Third Point Reinsurance Ltd. *	75,130
		243,439

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	INTERNET - 0.6%
7,902	Meet Group, Inc. *	$38,246

	IRON/STEEL - 1.1%
1,229	Carpenter Technology Corp. +	64,609

	LEISURE PRODUCTS - 4.3%
3,723	Acushnet Holdings Corp.	111,951
5,373	Lindblad Expeditions Holdings, Inc. *	83,281
1,405	Malibu Boats, Inc. *	55,554
		250,786
	MACHINERY-DIVERSIFIED - 3.2%
1,124	Albany International Corp.	94,056
457	Curtiss-Wright Corp.	62,751
808	DXP Enterprises, Inc. *	31,132
		187,939
	MEDIA -1.2%
2,493	Liberty Media Corp. - Liberty Braves Series C *	70,552

	METAL FABRICATE/HARDWARE - 0.5%
948	Muller Industries, Inc.	29,758

	MISCELLANEOUS MANUFACTURERS - 0.7%
1,264	Federal Sign Corp.	41,636

	OFFICE FURNISHINGS - 0.5%
1,791	Steelcase, Inc.	32,453

	OIL & GAS - 0.3%
16,576	Denbury Resources, Inc. *+	16,352

	PHARMACEUTICALS - 1.4%
773	PRA Health Sciences, Inc. *	84,110

	REAL ESTATE - 3.4%
878	McGrath RentCorp	64,393
6,040	Realogy Holdings Corp. +	63,239
1,791	Safehold, Inc.	73,162
		200,794
	REAL ESTATE INVESTMENT TRUSTS - 4.2%
5,619	Arbor Realty Trust, Inc. +	85,184
1,124	Blackstone Mortgage Trust, Inc.	41,172
632	NexPoint Residential Trust, Inc.	30,241
1,651	Office Properties Income Trust +	55,077
1,510	PennyMac Mortgage Investment Trust	34,866
		246,540
	RETAIL - 2.5%
738	Boot Barn Holdings, Inc. *+	29,387
4,390	The Michaels Companies, Inc. *+	35,910
1,405	Regis Corp. *+	22,663
3,231	Signet Jewelers Ltd.	59,353
		147,313
	SAVINGS & LOANS - 0.7%
2,002	Dime Community Bancshares, Inc.	40,360

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	SOFTWARE - 5.9%
667	Alteryx, Inc. *+	$75,725
1,335	Five9, Inc. *	91,007
562	Omnicell, Inc. *	44,954
1,791	SailPoint Technologies Holding, Inc. *+	44,829
1,615	SPS Commerce, Inc. *	90,973
		347,488
	TELECOMMUNICATIONS - 0.5%
7,621	Consolidated Communications Holdings, Inc.	27,664

	TEXTILES - 1.2%
351	UniFirst Corp.	72,394

	TRANSPORTATION - 1.5%
6,462	SFL Corporation Ltd. +	91,502

	TRUCKING & LEASING - 1.3%
562	GATX Corp.	45,426
1,089	The Greenbrier Companies, Inc.	30,644
		76,070

	TOTAL COMMON STOCK (Cost - $4,553,916)	5,583,366

	SHORT-TERM INVESTMENTS - 5.2%
304,522	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	304,522
	(Cost - $304,522)

	TOTAL INVESTMENTS - 99.9% (Cost - $4,858,438)	$5,887,888

	OTHER ASSETS LESS LIABILITIES - 0.1%	8,370

	NET ASSETS - 100.0%	$5,896,258

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 98.9%
	ADVERTISING - 2.5%
14,000	Hakuhodo DY Holdings, Inc.	$226,335

	AEROSPACE / DEFENSE - 2.3%
17,800	Leonardo SpA	207,979

	APPAREL - 2.6%
400	Kering	241,052

	AUTO PARTS & EQUIPMENTS - 3.3%
173,000	Weichai Power Co. Ltd.	295,658

	BANKS - 14.9%
100,000	Barclays PLC	221,057
47,500	China Merchants Bank Co. Ltd.	224,458
15,800	Credit Agricole SA	215,769
2,280	Macquarie Group Ltd.	213,054
2,980	Royal Bank of Canada	243,615
16,650	Sberbank of Russia PJSC *	243,590
		1,361,543
	BEVERAGES - 5.4%
1,820	Carlsberg A/S	262,026
4,520	Coca-Cola European Partners PLC	228,079
		490,105
	COMPUTERS - 7.3%
336,000	Lenovo Group Ltd.	221,884
17,200	NTT Data Corp.	234,444
5,200	Otsuka Corp. *	208,324
		664,652
	ELECTRIC - 2.8%
33,700	Enel SpA *	254,893

	ENGINEERING & CONSTRUCTION - 4.3%
6,500	CIMIC Group Ltd.	148,235
4,530	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	241,041
		389,276
	ENTERTAINMENT - 2.6%
10,200	Aristocrat Leisure Ltd.	234,262

	HOME FURNISHINGS - 2.6%
3,800	Sony Corp.	240,942

	INSURANCE - 9.6%
3,850	Ageas	231,167
9,637	Allianz SE - ADR	229,939
10,700	Manulife Financial Corp.	210,576
176,000	PICC Property & Casualty Co. Ltd.	203,660
		875,342
	INTERNET - 2.7%
7,450	JD.com, Inc. *	243,243

	MINING - 4.8%
8,900	Anglo American PLC	232,912
7,700	BHP Billiton Ltd.	198,546
		431,458
	OIL & GAS - 2.3%
5,620	BP PLC - ADR	210,300

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	PHARMACEUTICALS - 10.2%
1,900	Merck KGaA	$221,932
840	Roche Holding AG	259,070
2,320	Sanofi	216,425
4,000	Shionogi & Co. Ltd.	235,265
		932,692
	REAL ESTATE - 2.5%
85,000	CapitaLand Ltd.	228,788

	RETAIL - 7.5%
11,600	Hennes & Mauritz AB	223,998
2,800	Next PLC	244,691
81,300	Wal-Mart de Mexico SAB de CV	215,735
		684,424
	SEMICONDUCTORS - 2.4%
4,300	Dialog Semiconductor PLC *	218,774

	TELECOMMUNICATIONS - 6.3%
28,000	Advanced Info Service PCL	196,403
22,400	Telefonaktiebolaget LM Ericsson	201,953
29,500	Turkcell Iletism Hizmetleri AS - ADR	173,755
		572,111

	TOTAL COMMON STOCK (Cost - $8,465,443)	9,003,829

	SHORT-TERM INVESTMENTS - 0.9%
79,399	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	79,399
	(Cost - $79,399)

	TOTAL INVESTMENTS - 99.8% (Cost - $8,544,842)	$9,083,228

	OTHER ASSETS AND LIABILITIES - 0.2%	24,630

	NET ASSETS - 100.0%	$9,107,858

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Country	Percent of Net Assets
Great Britain	14.9%
China	13.0%
Japan	12.6%
Australia	8.7%
France	7.4%
Italy	5.1%
Mexico	5.0%
Canada	5.0%
Germany	5.0%
Sweden	4.7%
Denmark	2.9%
Switzerland	2.8%
Russia	2.7%
Belgium	2.5%
Singapore	2.5%
Thailand	2.2%
Turkey	1.9%
Other Assets in Excess of Liabilities	1.1%
Net Assets	100.0%

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 97.3%
	BIOTECHNOLOGY - 19.0%
4,250	Amgen, Inc.	$997,560
2,500	Biogen, Inc. *	749,525
6,580	Gilead Sciences, Inc.	442,439
1,122	Illumina, Inc. *	359,893
1,345	United Therapeutics Corp. *+	124,090
		2,673,507
	ELECTRONICS - 4.5%
2,860	Waters Corp. *	635,120

	HEALTHCARE-PRODUCTS - 7.8%
1,159	Alcon, Inc. *	64,081
6,400	Medtronic PLC	712,896
2,180	Zimmer Biomet Holdings, Inc.	316,710
		1,093,687
	HEALTHCARE-SERVICES - 12.6%
1,740	Anthem, Inc.	502,268
3,830	Charles River Laboratories International, Inc. *	556,308
2,910	Quest Diagnostics, Inc.	310,061
1,450	UnitedHealth Group, Inc.	405,812
		1,774,449
	PHARMACEUTICALS - 53.4%
1,735	AbbVie, Inc.	152,212
2,300	Allegran PLC	425,362
5,387	Bristol-Meyers Squibb Co.	306,736
5,387	Bristol-Meyers Squibb Company - CVR *	11,582
14,550	Cardinal Health, Inc.	800,686
3,314	Cigna Corp.	662,535
4,346	CVS Health Corp.	327,123
2,585	Eagle Pharmaceuticals, Inc. *	151,171
19,400	GlaxoSmithKline PLC - ADR	882,312
1,455	Johnson & Johnson	200,048
4,171	McKesson Corp.	603,293
6,470	Merck & Co., Inc.	564,055
5,795	Novartis AG - ADR	534,878
11,130	Novo Nordisk A/S - ADR	624,950
14,405	Pfizer, Inc.	554,881
14,808	Sanofi - ADR	691,237
		7,493,061

	TOTAL COMMON STOCK (Cost - $10,312,039)	13,669,824

	SHORT-TERM INVESTMENTS - 2.6%
357,559	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	357,559
	(Cost - $357,559)

	TOTAL INVESTMENTS - 99.9% (Cost - $10,669,598)	$14,027,383

	OTHER ASSETS AND LIABILITIES - 0.1%	17,626

	NET ASSETS - 100.0%	$14,045,009

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

ADR - American Depository Receipt.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 99.8%
	COMMERCIAL SERVICES - 2.7%
8,412	Global Payments, Inc.	$1,523,413

	COMPUTERS - 22.9%
6,020	Accenture PLC	1,210,983
27,620	Amdocs Ltd.	1,914,066
14,086	Apple, Inc.	3,764,484
14,770	Check Point Software Technologies Ltd. *	1,741,088
11,920	Cognizant Technology Solutions Corp.	764,191
3,201	Dell Technologies, Inc. *	155,216
4,510	International Business Machines Corp.	606,369
23,600	NetApp, Inc.	1,429,924
22,000	Seagate Technology PLC +	1,312,960
		12,899,281
	DIVERSIFIED FINANCIAL SERVICES - 5.3%
4,139	MasterCard, Inc.	1,209,540
9,502	Visa, Inc. +	1,753,214
		2,962,754
	INTERNET - 25.1%
2,014	Alphabet, Inc. - Cl. A *	2,626,437
2,861	Alphabet, Inc. - Cl. C *	3,733,491
1,933	Amazon.com, Inc. *	3,480,946
38,100	eBay, Inc.	1,353,312
14,534	Facebook, Inc. *	2,930,636
		14,124,822
	SEMICONDUCTORS - 16.3%
39,600	Intel Corp.	2,298,780
13,365	KLA-Tencor Corp.	2,189,989
21,220	QUALCOMM, Inc.	1,772,931
9,300	Skyworks Solutions, Inc.	914,190
21,635	Xilinx, Inc.	2,007,295
		9,183,185
	SOFTWARE - 19.7%
6,000	Citrix Systems, Inc.	676,860
5,550	Jack Henry & Associates, Inc.	843,267
27,461	Microsoft Corp.	4,157,046
36,849	Oracle Corp.	2,068,703
6,020	salesforce.com, Inc. *	980,598
5,900	Synopsys, Inc. *	832,136
9,700	VMware, Inc. +	1,509,514
		11,068,124
	TELECOMMUNICATIONS - 7.8%
76,850	Cisco Systems, Inc.	3,482,074
36,500	Juniper Networks, Inc.	914,690
		4,396,764

	TOTAL COMMON STOCK (Cost - $22,300,408)	56,158,343

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 0.2%
136,344	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	$136,344
	(Cost - $136,344)

	TOTAL INVESTMENTS - 100.0% (Cost - $22,436,752)	$56,294,687

	OTHER ASSETS AND LIABILITIES - 0.0%	23,684

	NET ASSETS - 100.0%	$56,318,371

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 97.3%
	BIOTECHNOLOGY - 0.2%
116	Corteva, Inc.	$3,018

	BUILDING MATERIALS - 2.3%
1,029	Louisiana-Pacific Corp.	30,520

	CHEMICALS - 17.1%
2,740	BASF SE - ADR	51,265
116	Dow, Inc.	6,191
415	Dupont De Nemours, Inc.	26,896
450	Eastman Chemical Co.	35,267
631	Huntsman Corp.	14,273
60	Linde PLC	12,373
210	LyondellBasell Industries NV	19,433
796	Methanex Corp.	29,747
1,387	Mosaic Co.	26,422
130	Westlake Chemical Corp.	8,928
		230,795
	COAL - 0.9%
991	CONSOL Energy, Inc. *	12,645

	FOREST PRODUCTS & PAPER - 2.8%
800	International Paper Co.	37,072

	IRON/STEEL - 6.2%
273	Posco - ADR	13,137
210	Reliance Steel & Aluminum Co.	24,776
987	Steel Dynamics, Inc.	33,292
932	United States Steel Corp.	12,228
		83,433
	MINING - 4.4%
504	BHP Group Ltd. - ADR	25,971
584	Freeport McMoRan, Inc.	6,646
1,675	Teck Resources Ltd.	26,298
		58,915
	OIL & GAS - 51.1%
1,810	Antero Resources Corp. *	3,602
980	BP PLC - ADR	36,672
612	Chevron Corp.	71,684
490	China Petroleum & Chemical Corp. - ADR	27,366
360	CNOOC Ltd. - ADR	52,279
210	ConocoPhillips	12,587
5,562	Encana Corp.	21,914
1,670	Eni SpA - ADR	50,183
1,540	EQT Corp.	13,444
1,108	Exxon Mobil Corp.	75,488
312	Lukoil PJSC	29,727
762	Marathon Petroleum Corp.	46,208
1,137	PBF Energy, Inc.	35,588
587	PetroChina Co. Ltd. - ADR *	26,890
3,103	Petroleo Brasileiro - ADR	45,707
2,990	Range Resources Corp.	10,435
950	Royal Dutch Shell PLC - ADR	54,729
307	Suncor Energy, Inc.	9,640
1,216	TOTAL SA - ADR	63,889
		688,032

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 97.3% (Continued)
	OIL & GAS SERVICES - 1.0%
590	Baker Hughes, a GE Company	$13,228

	PACKAGING & CONTAINERS - 4.6%
2,454	Owens-Illinois, Inc.	24,246
930	WestRock Co.	37,507
		61,753
	PIPELINES - 6.7%
1,070	Enbridge, Inc.	40,660
1,041	Equitrans Midstream Corp.	10,379
760	TC Energy Corp.	38,707
		89,746

	TOTAL COMMON STOCK (Cost - $1,343,528)	1,309,157

	SHORT-TERM INVESTMENTS - 2.1%
28,363	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	28,363
	(Cost - $28,363)

	TOTAL INVESTMENTS - 99.4% (Cost - $1,371,890)	$1,337,520

	OTHER ASSETS AND LIABILITIES - 0.6%	8,101

	NET ASSETS - 100.0%	$1,345,621

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 97.7%
	BANKS - 43.2%
1,951	Bank of America Corp.	$65,007
740	Bank of New York Mellon Corp.	36,238
150	BB&T Corp.	8,208
860	Citigroup, Inc.	64,603
300	Citizens Financial Group, Inc.	11,538
1,940	First Horizon National Corp.	31,195
48	Goldman Sachs Group, Inc.	10,625
491	JPMorgan Chase & Co.	64,695
170	Morgan Stanley	8,412
330	Northern Trust Corp.	35,389
351	PNC Financial Services Group, Inc.	53,777
540	Popular, Inc.	29,867
440	Prosperity Bancshares, Inc.	30,910
170	State Street Corp.	12,767
1,078	US Bancorp	64,712
1,210	Wells Fargo & Co.	65,897
650	Western Alliance Bancorp.	33,904
		627,744
	COMMERCIAL SERVICES - 1.6%
90	S&P Global, Inc.	23,819

	DIVERSIFIED FINANCIAL SERVICES - 16.0%
125	American Express Co.	15,015
245	Ameriprise Financial, Inc.	40,148
15	BlackRock, Inc.	7,424
80	Capital One Financial Corp.	8,001
170	Charles Schwab Corp.	8,415
60	CME Group, Inc.	12,164
453	Discover Financial Services	38,446
360	Intercontinental Exchange, Inc.	33,901
510	Stifel Financial Corp.	31,885
990	Synchrony Financial	37,036
		232,435
	INSURANCE - 32.7%
630	Aflac, Inc.	34,549
408	Allstate Corp.	45,431
139	American International Group, Inc.	7,320
30	Aon PLC	6,108
641	Berkshire Hathaway, Inc. *	141,212
59	Chubb Ltd.	8,937
560	Fidelity National Financial, Inc.	26,673
720	Hartford Financial Services Group, Inc.	44,539
420	Kemper Corp.	31,046
80	Marsh & McLennan Companies, Inc.	8,646
522	MetLife, Inc.	26,053
1,900	MGIC Investment Corp.	27,379
100	Progressive Corp.	7,305
150	RenaissanceRe Holdings Ltd.	28,249
560	Voya Financial, Inc.	32,637
		476,084

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	SAVINGS & LOANS - 0.6%
420	Sterling Bancorp	$8,576

	SOFTWARE - 3.6%
200	MSCI, Inc.	51,838

	TOTAL COMMON STOCK (Cost - $959,635)	1,420,496

	SHORT-TERM INVESTMENTS - 1.5%
21,544	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	21,544
	(Cost - $21,544)

	TOTAL INVESTMENTS - 99.2% (Cost - $981,178)	$1,442,040

	OTHER ASSETS AND LIABILITIES - 0.8%	10,997

	NET ASSETS - 100.0%	$1,453,037

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 12.9%
	DEBT FUND - 12.9%
11,119	iShares Floating Rate Bond ETF	$566,958
	TOTAL EXCHANGE TRADED FUNDS (Cost - $566,513)	566,958

	MUTUAL FUNDS - 86.6%
	DEBT FUNDS - 86.6%
25,598	Vanguard Intermediate - Term Bond Index Fund	303,594
331,224	Vanguard Short-Term Bond Index Fund - Admiral Shares	3,504,355
	TOTAL MUTUAL FUNDS (Cost - $3,700,276)	3,807,949

	SHORT-TERM INVESTMENTS - 0.3%
14,147	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	14,147
	(Cost - $14,147)

	TOTAL INVESTMENTS - 99.8% (Cost - $4,280,936)	$4,389,054

	OTHER ASSETS AND LIABILITIES - 0.2%	7,641

	NET ASSETS - 100.0%	$4,396,695

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 5.6%
765	iShares Floating Rate Bond ETF	$39,007
	TOTAL EXCHANGE TRADED FUND (Cost - $38,977)

	OPEN END FUND - 90.7%
39,572	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	626,813
	TOTAL OPEN END FUND (Cost - $622,117)

	SHORT-TERM INVESTMENT - 3.3%
22,429	Dreyfus Tax Exempt Cash Management - Institutional Class, 1.01% ^	22,431
	(Cost - $22,431)

	TOTAL INVESTMENTS - 99.6% (Cost - $683,525)	$688,251

	OTHER ASSETS LESS LIABILITIES - 0.4%	2,570

	NET ASSETS - 100.0%	$690,821

ETF - Exchange Traded Fund

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2019

Principal		Value
	REPURCHASE AGREEMENT - 100.0%
$6,384,000	Credit Agricole Repo, 1.61%, due 12/02/2019 with a full maturity value of $6,384,000
	(Collateralized by $5,453,600 U.S. Treasury Inflated Index Notes, 1.3750% due 01/15/2020)
	(Cost - $6,384,000)	$6,384,000

	TOTAL INVESTMENTS - 100.0% (Cost - $6,384,000)	$6,384,000

	OTHER ASSETS LESS LIABILITIES - 0.0% *	2,688

	NET ASSETS - 100.0%	$6,386,688

*	Represents amounts less than 0.1%

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 1.5%
362	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF
	TOTAL EXCHANGE TRADED FUND (Cost - $11,123)	$11,171

	OPEN END FUNDS - 87.8%
4,460	James Alpha Macro Portfolio, Class I * +	43,214
1,280	Saratoga Energy & Basic Materials Portfolio, Class I * +	13,736
1,099	Saratoga Health & Biotechnology Portfolio, Class I +	26,029
6,329	Saratoga Large Capitalization Growth Portfolio, Class I +	167,034
5,517	Saratoga Mid Capitalization Portfolio, Class I +	67,580
981	Saratoga Technology & Communications Portfolio, Class I +	25,646
650	Vanguard Financials Index Fund	24,384
124	Vanguard Real Estate Index Fund	16,365
518	Vanguard Small-Cap Index Fund	40,431
3,463	Vanguard Total Bond Market Index Fund	38,400
1,149	Vanguard Total International Stock Index Fund	33,308
3,639	Vanguard Value Index Fund	166,933
	TOTAL OPEN END FUNDS (Cost - $638,022)	663,060

	SHORT-TERM INVESTMENT - 10.7%
80,410	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^
	(Cost - $80,410)	80,410

	TOTAL INVESTMENTS - 100.0% (Cost - $729,555)	$754,641

	OTHER ASSETS LESS LIABILITIES - 0.0%	211

	NET ASSETS - 100.0%	$754,852

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	OPEN END FUNDS - 70.9%
9,889	James Alpha Macro Portfolio, Class I * +	$95,827
20,659	Saratoga Large Capitalization Growth Portfolio, Class I +	545,184
13,648	Saratoga Mid Capitalization Portfolio, Class I +	167,185
412	Vanguard Small-Cap Index Fund	32,195
38,522	Vanguard Total Bond Market Index Fund	427,205
747	Vanguard Total International Stock Index Fund	21,649
11,104	Vanguard Value Index Fund	509,323
	TOTAL OPEN END FUNDS (Cost - $1,719,757)	1,798,568

	SHORT-TERM INVESTMENT - 29.0%
734,543	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^
	(Cost - $734,543)	734,543

	TOTAL INVESTMENTS - 99.9% (Cost - $2,454,300)	$2,533,111

	OTHER ASSETS LESS LIABILITIES - 0.1%	2,394

	NET ASSETS - 100.0%	$2,535,505

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 0.6%
255	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$7,869
	TOTAL EXCHANGE TRADED FUND (Cost - $7,849)

	OPEN END FUNDS - 82.9%
7,494	James Alpha Macro Portfolio, Class I * +	72,612
1,342	Saratoga Energy & Basic Materials Portfolio, Class I * +	14,399
1,156	Saratoga Health & Biotechnology Portfolio, Class I +	27,375
9,571	Saratoga Large Capitalization Growth Portfolio, Class I +	252,590
11,265	Saratoga Mid Capitalization Portfolio, Class I +	137,992
859	Saratoga Technology & Communications Portfolio, Class I +	22,454
617	Vanguard Financials Index Fund	23,165
110	Vanguard Real Estate Index Fund	14,549
500	Vanguard Small-Cap Index Fund	39,097
15,375	Vanguard Total Bond Market Index Fund	170,512
976	Vanguard Total International Stock Index Fund	26,563
4,667	Vanguard Value Index Fund	214,076
	TOTAL OPEN END FUNDS (Cost - $987,714)	1,015,384

	SHORT-TERM INVESTMENT - 16.5%
201,599	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^
	(Cost - $201,599)	201,599

	TOTAL INVESTMENTS - 100.0% (Cost - $1,197,162)	$1,224,852

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(206)

	NET ASSETS - 100.0%	$1,224,646

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 0.9%
185	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$5,709
	TOTAL EXCHANGE TRADED FUND (Cost - $5,765)

	OPEN END FUNDS - 86.3%
4,117	James Alpha Macro Portfolio, Class I * +	39,896
825	Saratoga Energy & Basic Materials Portfolio, Class I * +	8,853
744	Saratoga Health & Biotechnology Portfolio, Class I +	17,609
4,875	Saratoga Large Capitalization Growth Portfolio, Class I +	128,642
4,950	Saratoga Mid Capitalization Portfolio, Class I +	60,637
564	Saratoga Technology & Communications Portfolio, Class I +	14,752
375	Vanguard Financials Index Fund	14,060
65	Vanguard Real Estate Index Fund	8,601
381	Vanguard Small-Cap Index Fund	29,744
6,997	Vanguard Total Bond Market Index Fund	77,599
734	Vanguard Total International Stock Index Fund	21,279
2,445	Vanguard Value Index Fund	112,147
	TOTAL OPEN END FUNDS (Cost - $516,085)	533,819

	SHORT-TERM INVESTMENT - 13.0%
80,580	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	80,580
	(Cost - $80,580)

	TOTAL INVESTMENTS - 100.2% (Cost - $602,430)	$620,108

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,214)

	NET ASSETS - 100.0%	$618,894

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	OPEN END FUNDS - 80.4%
7,965	James Alpha Macro Portfolio, Class I * +	$77,182
8,001	Saratoga Large Capitalization Growth Portfolio, Class I +	211,155
9,619	Saratoga Mid Capitalization Portfolio, Class I +	117,832
598	Vanguard Small-Cap Index Fund	46,725
13,742	Vanguard Total Bond Market Index Fund	152,394
850	Vanguard Total International Stock Index Fund	24,637
3,889	Vanguard Value Index Fund	178,391
	TOTAL OPEN END FUNDS (Cost - $784,740)	808,316

	SHORT-TERM INVESTMENT - 19.7%
198,095	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^	198,095
	(Cost - $198,095)

	TOTAL INVESTMENTS - 100.1% (Cost - $982,835)	$1,006,411

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,029)

	NET ASSETS - 100.0%	$1,005,382

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

+	Affiliated investment.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 36.3%
	ALTERNATIVE FUND - 0.0%
59	IQ Merger Arbitrage ETF	$1,939

	COMMODITY FUNDS - 4.5%
762	Invesco DB Agriculture Fund	12,306
161	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,557
6	iShares Commodities Select Strategy ETF	192
8,275	iShares S&P GSCI Commodity Indexed Trust	126,028
2,229	ProShares UltraShort Bloomberg Crude Oil	33,279
1,618	SPDR Gold Shares +	223,057
601	United States Commodity Index Fund	21,047
4,423	United States Natural Gas Fund LP	78,862
		497,328
	EQUITY FUNDS - 10.0%
1,031	AdvisorShares STAR Global Buy-Write ETF	34,755
4,951	Cambria Etf Cambria Core Equity ETF	136,202
5,612	CI First Asset Active Utility & Infrastructure ETF	51,441
318	ETFMG Alternative Harvest ETF	5,489
30	First Trust Financial AlphaDEX Fund	997
1,710	Global X S&P 500 Covered Call ETF	85,825
134	Global X Scientific Beta US ETF	4,639
1,057	Invesco S&P 500 Equal Weight ETF	119,578
47	iShares Currency Hedged MSCI EAFE ETF	1,464
783	iShares Global Clean Energy ETF	8,613
563	iShares Latin America 40 ETF	17,746
54	iShares Mortgage Real Estate ETF	2,371
25	iShares MSCI All Country Asia ex Japan ETF	1,741
950	iShares MSCI Brazil ETF	40,346
1,775	iShares MSCI EAFE ETF	121,019
362	iShares MSCI Frontier 100 ETF	10,581
1,106	iShares MSCI Japan ETF	65,730
11,200	iShares S&P/TSX Capped Materials Index ETF	119,568
208	iShares S&P/TSX Global Gold Index ETF	2,380
1,203	iShares STOXX Europe 600 Basic Resources UCITS ETF DE	59,523
2,462	SPDR EURO STOXX 50 ETF	97,791
1,842	SPDR S&P Metals & Mining ETF	50,950
164	VanEck Vectors Africa Index ETF	3,365
106	VanEck Vectors Russia ETF	2,571
596	WBI BullBear Rising Income 3000 ETF	16,467
1,742	WisdomTree Middle East Dividend Fund	33,708
		1,094,860
	FIXED INCOME FUNDS - 20.0%
4,103	Highland/iBoxx Senior Loan ETF	71,331
1,854	Invesco Senior Loan ETF	41,641
11	iShares 20+ Year Treasury Bond ETF	1,545
26	iShares 7-10 Year Treasury Bond ETF	2,901
14,167	iShares Barclays USD Asia High Yield Bond Index ETF	150,312
23	iShares Floating Rate Bond ETF	1,173
22	iShares iBoxx High Yield Corporate Bond ETF	1,913
2,482	iShares JP Morgan USD Emerging Markets Bond ETF	278,282
144	iShares MBS ETF	15,572
798	SPDR Bloomberg Barclays Convertible Securities ETF	43,651
3,182	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	202,727
7	SPDR Bloomberg Barclays High Yield Bond ETF	758
22	SPDR Doubleline Total Return Tactical ETF	1,078
154	VanEck Vectors Emerging Markets High Yield Bond ETF	3,613
122	VanEck Vectors International High Yield Bond ETF	3,023
21,693	Vanguard Total International Bond ETF	1,261,665
3,561	WisdomTree Emerging Markets Local Debt Fund	123,852
		2,205,037
	MIXED ALLOCATION FUND - 1.8%
7,766	iShares Morningstar Multi-Asset Income ETF	195,220

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,906,658)	3,994,384

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	EXCHANGE TRADED NOTE - 0.3%
	COMMODITY NOTE - 0.0%
79	iPath Bloomberg Coffee Subindex Total Return ETN	$877
210	iPath Bloomberg Grains Subindex Total Return ETN	4,416
		5,293
	SPECIALTY NOTE - 0.3%
2,301	iPath Series B S&P 500 VIX Short-Term Futures ETN	38,058

	TOTAL EXCHANGE TRADED NOTE (Cost - $53,804)	43,351

	MUTUAL FUNDS - 30.0%
	ALTERNATIVE FUNDS - 13.6%
79,473	Altegris Futures Evolution Strategy Fund, Class I	732,739
90,547	AQR Managed Futures Strategy Fund, Class I	762,402
		1,495,141
	FIXED INCOME FUND - 16.4%
171,920	James Alpha Structured Credit Value Portfolio, Class S #	1,806,877

	TOTAL MUTUAL FUNDS (Cost - $3,485,924)	3,302,018

	SHORT-TERM INVESTMENT - 16.1%
1,769,561	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^ (Cost - $1,769,561)	1,769,561

	TOTAL INVESTMENTS - 82.7% (Cost - $9,215,947)	9,109,314

	OTHER ASSETS LESS LIABILITIES - 17.3%	1,896,150

	NET ASSETS - 100.0%	$11,005,464

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

#	Affiliated investments.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

GSCI - Goldman Sachs Commodity Index

MBS - Mortgage Backed Security

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

UCITS - Undertakings for Collective Investments in Transferable Securities

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
12/27/2019	61,667	AUD	BNY Mellon	$42,029	USD	$41,742	$(287)
12/27/2019	30,972	CHF	BNY Mellon	31,449	USD	31,065	(384)
12/27/2019	435	GBP	BNY Mellon	564	USD	563	(1)
12/27/2019	1,607,330	JPY	BNY Mellon	14,816	USD	14,711	(105)
To Sell:
12/27/2019	(351,678)	CAD	BNY Mellon	(265,817)	USD	(264,845)	972
12/27/2019	(256,086)	EUR	BNY Mellon	(284,277)	USD	(282,928)	1,349
12/27/2019	(883,410)	MXN	BNY Mellon	(45,887)	USD	(45,142)	745
							$2,289

Unrealized
TOTAL RETURN SWAP - 3.7%	Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 2.42%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value 6,400,907)	$411,077
$411,077

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
November 30, 2019

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap
Contracts	Open Long Future Contracts	Counterparty	November 30, 2019	Expiration	(Depreciation)	Unrealized Gain
18	2 year Euro-Schatz Future	Deutsche Bank	2,177,336	12/6/2019	$5,498	1.34%
3	3 month Euro (EURIBOR)	Deutsche Bank	810,520	9/14/2020	330	0.08%
2	3 month Euro (EURIBOR)	Deutsche Bank	680,462	3/15/2021	379	0.09%
2	3 month Euro (EURIBOR)	Deutsche Bank	638,621	6/14/2021	173	0.04%
4	3 month Euro (EURIBOR)	Deutsche Bank	1,127,841	9/13/2021	712	0.17%
4	3 month Sterling	Deutsche Bank	714,423	3/18/2020	267	0.06%
4	3 month Sterling	Deutsche Bank	576,126	6/17/2020	303	0.07%
15	3 month Sterling	Deutsche Bank	2,371,873	9/16/2020	(921)	(0.22)%
4	3 month Sterling	Deutsche Bank	663,610	12/16/2020	125	0.03%
2	3 month Sterling	Deutsche Bank	329,093	3/17/2021	51	0.01%
4	3 month Sterling	Deutsche Bank	661,571	6/16/2021	181	0.04%
10	3 year Australian Treasury Bond Future	Deutsche Bank	817,718	12/16/2019	(686)	(0.17)%
3	10 year Italian Bond Future	Deutsche Bank	510,851	3/6/2020	(826)	(0.20)%
2	10 year US Treasury Notes Future	Deutsche Bank	321,239	3/20/2020	616	0.15%
5	90 Day Bank Accepted Bill Future	Deutsche Bank	835,588	3/12/2020	(416)	(0.10)%
8	90 Day Bank Accepted Bill Future	Deutsche Bank	1,273,471	6/11/2020	227	0.06%
3	90 Day Bank Accepted Bill Future	Deutsche Bank	552,158	9/10/2020	(243)	(0.06)%
1	DAX Index Future	Deutsche Bank	470,752	12/20/2019	12,220	2.97%
93	DJ EURO STOXX Banks Future	Deutsche Bank	479,141	12/20/2019	30,216	7.35%
12	EURO STOXX 50 Index Future	Deutsche Bank	505,519	12/20/2019	2,071	0.50%
3	Euro-BOBL Future	Deutsche Bank	384,631	12/6/2019	4,444	1.08%
6	Eurodollar	Deutsche Bank	1,487,038	9/14/2020	(356)	(0.09)%
6	Eurodollar	Deutsche Bank	1,437,123	9/13/2021	(760)	(0.18)%
4	Eurodollar	Deutsche Bank	984,548	9/19/2022	(615)	(0.15)%
5	FTSE 100 Index Future	Deutsche Bank	509,160	12/20/2019	1,174	0.29%
11	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	617,477	12/19/2019	41	0.01%
4	Nikkei 225 (JPY) Future	Deutsche Bank	410,709	12/12/2019	2,882	0.70%
3	Nikkei 225 Index	Deutsche Bank	347,253	12/12/2019	9,573	2.33%
3	S&P Canada 60 Index Future	Deutsche Bank	419,992	12/19/2019	8,968	2.18%
					$75,628

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap
Contracts	Open Short Future Contracts	Counterparty	November 30, 2019	Expiration	(Depreciation)	Unrealized Gain
(5)	3 month Euro (EURIBOR)	Deutsche Bank	1,520,388	6/15/2020	$931	0.23%
(9)	5 year US Treasury Notes Future	Deutsche Bank	1,105,080	3/31/2020	2,640	0.64%
(0)	10 year Japanese Government Bond Future	Deutsche Bank	406,724	12/13/2019	280	0.07%
(8)	AUD/USD	Deutsche Bank	552,707	12/16/2019	4,949	1.20%
(9)	EUR/USD	Deutsche Bank	1,260,857	12/16/2019	1,628	0.40%
(2)	Euro-BUND Future	Deutsche Bank	331,854	12/6/2019	7,122	1.73%
(3)	Euro-BUND Future	Deutsche Bank	553,251	3/6/2020	303	0.07%
(7)	Eurodollar	Deutsche Bank	1,820,127	6/15/2020	830	0.20%
(5)	JPY/USD	Deutsche Bank	596,590	12/16/2019	9,537	2.32%
(3)	Nikkei 225 Future	Deutsche Bank	390,574	12/12/2019	(2,805)	(0.68)%
					$25,415

	TOTAL FUTURES CONTRACTS				$101,043

PURCHASED CALL OPTIONS^*

		Notional Value at		Strike	Unrealized	% of Fund Net
Description	Counterparty	November 30, 2019	Expiration	Price	Appreciation	Assets
HKD/USD	Deutsche Bank	343,630	1/20/2020	7.98	45	0.01%
USD/EUR	Deutsche Bank	425,977	1/13/2020	1.16	26	0.01%
USD/EUR	Deutsche Bank	378,646	2/17/2020	1.15	250	0.06%
USD/EUR	Deutsche Bank	236,654	8/21/2020	1.20	563	0.14%
TOTAL PURCHASED CALL OPTIONS					884

^	Option transactions are done by notional and not by contracts

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
November 30, 2019

James Alpha Index Swap Top 50 Holdings (Continued)

FOREIGN CURRENCY TRANSACTIONS +*

						Unrealized
Settlement					US Dollar	Appreciation /	% of Fund Net
Date	Units to Receive/Deliver	Counterparty	In Exchange For		Value	(Depreciation)	Assets
To Buy:
12/20/2019 USD	404,551	Deutsche Bank	406,136	EUR	367,139	$(1,102)	(0.27)%
12/20/2019 USD	181,740	Deutsche Bank	182,991	AUD	268,905	(1,113)	(0.27)%
Total Buys						(2,215)

To Sell:
12/20/2019 MXN	551,156	Deutsche Bank	10,765,766		551,156	(697)	(0.17)%
12/20/2019 JPY	421,523	Deutsche Bank	45,727,611		421,523	3,620	0.88%
12/20/2019 CHF	393,883	Deutsche Bank	390,541		393,883	2,852	0.69%
12/20/2019 CAD	260,365	Deutsche Bank	345,672		260,365	209	0.05%
12/20/2019 NOK	243,102	Deutsche Bank	2,231,735		243,102	(788)	(0.19)%
						5,196

TOTAL FOREIGN CURRENCY						2,981

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

HKD - Hong Kong Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

USD - U.S. Dollar

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	COMMON STOCK - 96.1%
	ASIA PACIFIC - 15.8%
	AUSTRALIA - 6.7%
1,348,394	Charter Hall Long Wale REIT	$5,171,345
2,729,839	Dexus	22,582,246
7,684,675	NEXTDC Ltd. *	34,396,686
		62,150,277
	HONG KONG - 6.2%
4,643,908	ESR Caymand Ltd. *#	9,634,578
820,160	Hang Lung Properties Ltd.	1,679,333
4,440,480	Link REIT	45,381,930
		56,695,841
	JAPAN - 2.9%
125,832	Aeon Mall Co. Ltd.	2,022,641
189,852	Mitsubishi Estate Co. Ltd.	3,479,133
306,495	Mitsui Fudosan Co. Ltd.	7,625,555
2,043,553	Tokyu Fudosan Holdings Corp.	14,024,303
		27,151,632

	TOTAL ASIA PACIFIC - (Cost - $158,723,499)	145,997,750

	EUROPE - 26.3%
	FINLAND - 1.1%
595,982	Kojamo Oyi	9,843,811

	FRANCE - 0.5%
24,630	Gecina SA	4,258,227

	GERMANY - 9.1%
1,214,590	Deutsche Wohmen SE	47,477,464
617,591	Instone Real Estate Group AG. *#	13,933,670
201,369	Leg Immobilien AG	22,747,587
		84,158,721
	IRELAND - 3.0%
4,593,710	Cairn Homes PLC	6,093,062
24,759,408	Glenveagh Properties PLC *#	21,838,130
		27,931,192
	ITALY - 1.1%
1,041,808	COIMA RES SpA #	10,062,598

	NETHERLANDS - 4.5%
488,910	InterXion Holding NV *	41,576,906

	SINGAPORE - 1.9%
6,425,233	Mapletree Commercial Trust	11,088,925
5,556,466	Mapletree Logistics Trust	6,867,109
		17,956,034
	SPAIN - 2.4%
511,566	Cellnex Telecom SA #	21,979,177

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 96.1% (Continued)
	EUROPE - 26.3% (Continued)
	UNITED KINGDOM - 2.7%
6,010,092	Empiric Student Property PLC	$7,540,840
594,356	Grainger PLC *	2,179,636
3,234,243	McCarthy & Stone PLC #	5,875,659
580,225	Great Portland Estates PLC	6,235,335
2,275,062	Hansteen Holdings PLC *	3,048,736
		24,880,206

	TOTAL EUROPE (Cost - $262,426,881)	242,646,872

	NORTH AMERICA - 54.0%
	BERMUDA - 2.6%
4,319,141	HongKong Land Holdings Ltd.	23,755,275

	CAYMAN ISLANDS - 3.3%
4,205,557	CK Asset Holdings Limited	27,966,158
568,737	Wharf Real Estate Investment	3,158,436
		31,124,594
	CANADA - 3.0%
137,685	Boardwalk Real Estate Investment Trust	5,030,569
557,122	Killam Apartment Real Estate Investment Trust	8,351,063
993,122	WPT Industrial Real Estate Investment Trust	13,983,158
		27,364,790
	UNITED STATES - 45.1%
418,845	Acadia Realty Trust	11,258,554
215,858	American Tower Corp.	46,200,088
798,490	Americold Realty Trust	30,039,194
1,670,251	CatchMark Timber Trust, Inc.	19,825,879
141,806	Chatham Lodging Trust	2,595,050
7,476,949	Colony Capital, Inc.	36,487,511
610,766	CoreCivic, Inc.	9,253,105
304,558	Corporate Office Properties Trust	8,887,002
229,634	CyrusOne, Inc.	14,306,198
1,128,306	Ellington Financial LLC	20,433,622
28,118	Equinix, Inc.	15,938,688
1,200,397	GEO Group, Inc.	16,637,502
440,209	Healthpeak Properties, Inc.	15,354,490
1,337,364	Invitation Homes, Inc.	40,829,723
1,126,852	Jernigan Capital, Inc.	19,697,373
676,837	Kennedy-Wilson Holdings, Inc.	15,303,285
158,276	Liberty Property Trust	9,752,967
460,511	MGM Growth Properties LLC	14,271,236
262,231	National Retail Properties, Inc.	14,616,756
461,270	New Senior Investment Group, Inc.	3,620,969
743,559	Physicians Realty Trust	14,268,897
71,529	Prologis, Inc.	6,548,480
113,576	QTS Realty Trust, Inc.	6,027,478
280,174	Welltower, Inc.	23,694,315
		415,848,362

	TOTAL NORTH AMERICA (Cost - $579,576,881)	498,093,021

	TOTAL COMMON STOCK (Cost - $1,000,727,261)	886,737,643

	SHORT-TERM INVESTMENTS - 2.5%
22,667,212	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^
	(Cost - $22,667,212)	22,667,212

	TOTAL INVESTMENTS - 98.6% (Cost - $1,023,394,473)	$909,404,855
	OTHER ASSETS LESS LIABILITIES - 1.4%	12,966,758
	NET ASSETS - 100.0%	$922,371,613

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2019, these securities amounted to $83,323,812 or 9.03% of net assets.

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
November 30, 2019

Forward Currency Contracts
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
9/5/2017	(1,073,419	) GBP	BNY Mellon	$(1,385,268	) USD	$(1,388,468)	$(3,200)
9/5/2017	(154,215,770	) JPY	BNY Mellon	$(1,407,926	) USD	$(1,408,235)	(309)
Total Unrealized:							$(3,509)

Currency Abbreviations:

GBP - Great Britian Pound

JPY - Japanes Yen

USD - U.S. Dollar

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2019

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 4.7%
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
$50,000	Nationstar Mortgage Holdings, Inc. #	8.125	7/15/2023	$53,624
100,000	Park Aerospace Holdings Ltd. #	5.250	8/15/2022	106,491
				160,115
	INVESTMENT COMPANIES - 0.8%
100,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	106,562

	MACHINERY-DIVERSIFIED - 1.1%
150,000	Cloud Crane LLC #	10.125	8/1/2024	155,249

	MINING - 0.8%
100,000	First Quantum Minerals Ltd. #	7.000	2/15/2021	100,563

	PHARMACEUTICALS - 0.4%
50,000	Bausch Health Cos., Inc. #	6.125	4/15/2025	52,124

	TELECOMMUNICATIONS - 0.4%
60,000	CommScope, Inc. #	5.000	6/15/2021	60,174

	TOTAL CORPORATE BONDS (Cost - $629,053)			634,787

Shares
	COMMON STOCK - 73.4%
	AIRLINES - 0.4%
2,100	WestJet Airlines Ltd.			48,032

	APPAREL - 0.3%
1,073	Canada Goose Holdings, Inc. *			40,935

	AUTO PARTS & EQUIPMENT - 0.8%
800	WABCO Holdings, Inc. *			107,800

	BANKS - 4.2%
1,800	IBERIABANK Corp.			131,382
6,100	SunTrust Banks, Inc.			432,124
				563,506
	BEVERAGES - 0.3%
3,431	Cott Corp.			45,872

	BIOTECHNOLOGY - 2.4%
2,351	Immunomedics, Inc. *			44,152
2,008	Liquidia Technologies, Inc. *			8,735
572	Livongo Health, Inc. *			16,336
500	Medicines Co. *			42,100
5,950	NeoGenomics, Inc. *			153,569
100	Spark Therapeutics, Inc. *			11,114
4,759	Stemline Therapeutics, Inc. *			50,874
15	TransMedics Group, Inc. *			281
				327,161
	BUILDING MATERIALS - 0.2%
800	Continental Building Products, Inc. *			29,432

	CHEMICALS - 0.1%
300	Innophos Holdings, Inc.			9,570

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	COMMERCIAL SERVICES - 3.4%
251	Avalara, Inc. *	$19,586
207	CoStar Group, Inc. *	126,862
662	Evo Payments, Inc. *	18,582
1,404	HMS Holdings Corp. *	42,401
634	Macquarie Infrastructure Corp.	26,596
1,154	Paylocity Holding Corp. *	141,157
589	Progyny, Inc. *	15,691
740	ServiceMaster Global Holdings, Inc. *	29,001
13	StoneCo. Ltd. *	533
171	WEX, Inc. *	34,393
		454,802
	COMPUTERS - 2.1%
754	Crowdstrike Holdings, Inc. *	43,732
887	ForeScout Technologies, Inc. *	31,781
1,440	Pure Storage, Inc. *	23,141
912	Qualys, Inc. *	79,809
828	Tenable Holdings, Inc. *	22,480
1,644	Zscaler, Inc. *	85,702
		286,645
	DISTRIBUTION/WHOLESALE - 1.5%
744	Copart, Inc. *	66,216
1,675	IAA, Inc. *	75,928
2,534	KAR Auction Services, Inc.	53,518
		195,662
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
1,900	Aircastle Ltd.	60,781
542	Charles Schwab Corp.	26,829
1,284	Hamilton Lane, Inc.	74,472
252	LPL Financial Holdings, Inc.	23,272
		185,354
	ELECTRIC - 0.5%
2,080	PPL Corp.	70,782

	ELECTRONICS - 0.2%
3,500	Fitbit, Inc. *	24,360

	ENGINEERING & CONSTRUCTION - 0.5%
1,613	Cellnex Telecom SA #	69,361

	ENTERTAINMENT - 0.1%
126	Eldorado Resorts, Inc. *	6,742

	FOREST PRODUCTS & PAPER - 0.5%
5,400	Canfor Corp. *	64,519

	GAS - 0.1%
1,025	Western Midstream Partners LP	18,173

	HEALTHCARE-PRODUCTS - 1.3%
870	Axonics Modulation Technologies, Inc. *	21,219
397	Bio-Techne Corp.	86,645
2,533	GenMark Diagnostics, Inc. *	14,134
274	Inspire Medical Systems, Inc. *	19,443
632	Silk Road Medical, Inc. *	22,765
200	Wright Medical Group NV *	5,954
		170,160

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	HEALTHCARE-SERVICES - 0.4%
676	Centene Corp. *	$40,878
777	Invitae Corp. *	15,462
		56,340
	HOME BUILDERS - 0.8%
14,922	Cairn Homes PLC *	19,777
82,099	Glenveagh Properties PLC # *	72,418
600	William Lyon Homes *	12,528
		104,723
	INTERNET - 1.6%
633	Chewy, Inc. *	15,673
1,500	Just Eat PLC *	14,835
2,302	OptimizeRx Corp. *	24,631
872	Revolve Group, Inc. *	14,057
838	RingCentral, Inc. *	144,530
		213,726
	INVESTMENT COMPANIES - 0.5%
3,545	Ellington Financial, Inc.	64,200

	MACHINERY-CONSTRUCTION & MINING - 0.5%
1,153	BWX Technologies, Inc.	69,330

	MEDIA - 0.1%
3,600	Central European Media Enterprises Ltd. *	16,200

	MINING - 0.0%
300	Detour Gold Corp. *	5,556
1	Newmont Goldcorp Corp.	38
		5,594
	OIL & GAS - 0.1%
600	Carrizo Oil & Gas, Inc. *	3,846
1,241	Tellurian, Inc. *	9,047
		12,893
	PHARMACEUTICALS - 2.5%
1,284	Aimmune Therapeutics, Inc. *	35,849
1,500	Allergan PLC	277,410
900	Bristol-Myers Squibb Co. *	1,935
400	Ra Pharmaceuticals, Inc. *	18,692
		333,886
	PIPELINES - 8.3%
1,059	Antero Midstream Corp.	4,850
991	Cheniere Energy, Inc. *	59,995
597	Cheniere Energy Partners LP	23,205
495	Crestwood Equity Partners LP	15,701
450	DCP Midstream LP	9,499
389	Delek Logistics Partners LP	12,495
992	Enable Midstream Partners LP	9,116
1,804	Enbridge, Inc.	68,552
4,533	Energy Transfer LP	53,535
1,739	EnLink Midstream LLC	8,260
2,160	Enterprise Products Partners LP	56,851
461	EQM Midstream Partners LP	10,681
1,087	Equitrans Midstream Corp.	10,837
902	Genesis Energy LP	17,147
571	Holly Energy Partners LP	12,768
3,000	Kinder Morgan Canada Ltd. #	32,027

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	PIPELINES - 8.3% (Continued)
2,996	Kinder Morgan, Inc.	$58,752
938	Magellan Midstream Partners LP	54,845
2,185	MPLX LP	51,675
570	NGL Energy Partners LP	5,660
724	NuStar Energy LP	20,431
878	ONEOK, Inc.	62,382
642	PBF Logistics LP	13,129
460	Phillips 66 Partners LP	25,636
2,379	Plains All American Pipeline LP	41,395
1,266	Plains GP Holdings LP	22,117
457	Rattler Midstream LP *	7,271
4,400	SemGroup Corp.	67,628
769	Shell Midstream Partners LP	15,119
4,760	Tallgrass Energy LP	85,252
1,096	Targa Resources Corp.	40,037
1,262	TC Energy Corp.	64,274
335	TC PipeLines LP	13,062
2,567	Williams Cos., Inc.	58,322
		1,112,506
	PRIVATE EQUITY - 0.4%
2,142	Kennedy-Wilson Holdings, Inc.	48,431

	REAL ESTATE - 5.0%
409	Aeon Mall Co. Ltd.	6,570
13,437	CK Asset Holdings Ltd.	89,348
3,405	COIMA RES SpA #	32,888
3,824	Deutsche Wohnen SE	149,469
19,119	Empiric Student Property PLC	23,989
14,650	ESR Cayman Ltd. # *	30,394
1,893	Grainger PLC *	6,944
2,693	Hang Lung Properties Ltd.	5,518
13,927	Hongkong Land Holdings Ltd.	76,598
1,979	Instone Real Estate Group AG # *	44,732
1,874	Kojamo Oyj	30,953
599	LEG Immobilien AG	67,664
10,586	McCarthy & Stone PLC #	19,239
602	Mitsubishi Estate Co. Ltd.	11,030
967	Mitsui Fudosan Co. Ltd.	24,045
6,414	Tokyu Fudosan Holdings Corp.	43,986
1,893	Wharf Real Estate Investment Co. Ltd.	10,508
		673,875
	REAL ESTATE INVESTMENT TRUSTS - 14.5%
1,317	Acadia Realty Trust	35,401
677	American Tower Corp.	144,898
3,104	Americold Realty Trust	116,772
430	Boardwalk Real Estate Investment Trust	15,711
5,262	CatchMark Timber Trust, Inc.	62,460
4,245	Charter Hall Long Wale REIT	16,280
444	Chatham Lodging Trust	8,125
23,913	Colony Capital, Inc.	116,695
1,923	CoreCivic, Inc.	29,133
975	Corporate Office Properties Trust	28,450
1,513	CyrusOne, Inc.	94,260
8,575	Dexus	70,936
6,200	Dream Global Real Estate Investment Trust	78,326

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 73.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 14.5% (Continued)
88	Equinix, Inc.	$49,883
77	Gecina SA	13,312
3,830	GEO Group, Inc.	53,084
5,041	Global Medical REIT, Inc.	70,171
1,991	Great Portland Estates PLC	21,396
7,225	Hansteen Holdings PLC *	9,682
1,180	Healthpeak Properties, Inc.	41,158
4,203	Invitation Homes, Inc.	128,318
3,588	Jernigan Capital, Inc.	62,718
1,750	Killam Apartment Real Estate Investment Trust	26,232
2,298	Liberty Property Trust	141,603
13,972	Link REIT	142,795
20,093	Mapletree Commercial Trust	34,677
17,432	Mapletree Logistics Trust	21,544
1,448	MGM Growth Properties LLC	44,874
821	National Retail Properties, Inc.	45,763
1,501	New Senior Investment Group, Inc.	11,783
2,345	Physicians Realty Trust	45,001
227	Prologis, Inc.	20,782
358	QTS Realty Trust, Inc.	18,999
896	Welltower, Inc.	75,775
3,125	WPT Industrial Real Estate Investment Trust	44,000
		1,940,997
	RETAIL - 2.3%
4,947	Designer Brands, Inc.	81,625
383	Five Below, Inc. *	47,381
4,000	Hudson’s Bay Co.	29,272
1,002	Ollie’s Bargain Outlet Holdings, Inc. *	65,531
400	Tiffany & Co.	53,520
320	Wingstop, Inc.	25,600
		302,929
	SAVINGS & LOANS - 1.1%
4,940	Entegra Financial Corp. *	148,398

	SEMICONDUCTORS - 0.5%
1,500	Cypress Semiconductor Corp.	35,175
300	Mellanox Technologies Ltd. *	34,470
1	Onto Innovation, Inc. *	34
		69,679
	SOFTWARE - 10.1%
524	Alteryx, Inc. *	59,490
139	Bandwidth, Inc. *	7,774
901	Black Knight, Inc. *	56,772
1,898	Blackline, Inc. *	102,150
432	Ceridian HCM Holding, Inc. *	26,076
562	Coupa Software, Inc. *	86,261
3,441	Domo, Inc. *	64,691
1,179	Dynatrace, Inc. *	31,326
2,879	eGain Corp. *	21,967
2,196	Five9, Inc. *	149,701
895	Guidewire Software, Inc. *	109,038
732	Health Catalyst, Inc. *	29,082
1,837	InterXion Holding NV *	156,218
1,287	Medallia, Inc. *	39,073
796	Nutanix, Inc. *	29,731
872	Phreesia, Inc. *	24,521

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares				Value
	COMMON STOCK - 73.4% (Continued)
	SOFTWARE - 10.1% (Continued)
1,337	Pluralsight, Inc. *			$22,716
2,022	PROS Holdings, Inc. *			125,950
1,621	SailPoint Technologies Holding, Inc. *			40,574
2,229	SS&C Technologies Holdings, Inc.			133,851
487	Talend SA * - ADR			18,487
127	Yext, Inc. *			2,192
1,104	Zuora, Inc. *			17,598
				1,355,239
	TELECOMMUNICATIONS - 2.4%
300	Acacia Communications, Inc. *			19,992
4,699	GTT Communications, Inc. *			41,680
492	LogMeIn, Inc.			38,366
24,210	NextDC Ltd. *			108,243
15	Pagerduty, Inc. *			391
3,300	Zayo Group Holdings, Inc. *			112,992
				321,664
	TRANSPORTATION - 2.0%
2,168	CryoPort, Inc. *			34,146
2,100	Genesee & Wyoming, Inc. *			234,045
				268,191

	TOTAL COMMON STOCK (Cost - $9,268,755)			9,837,669

	EXCHANGE TRADED FUNDS - 3.1%
	DEBT FUNDS - 3.0%
4,500	Invesco Senior Loan ETF			101,070
3,260	iShares 0-5 Year High Yield Corporate Bond ETF			150,351
4,001	iShares Preferred & Income Securities ETF			148,837
1	ProShares UltraShort 20+ Year Treasury			25
				400,283
	EQUITY FUND - 0.1%
1,001	ProShares UltraShort Russell2000			13,303

	TOTAL EXCHANGE TRADED FUNDS (Cost - $418,211)			413,586

		Interest Rate	Maturity Date
	PREFERRED STOCK - 3.3%
2,000	Athene Holding Ltd.	6.350%	Perpetual	55,000
2,500	Capital One Financial Corp.	5.000%	Perpetual	62,125
2,500	CitiGroup, Inc.	6.300%	Perpetual	65,125
3,000	Fortress Transportation & Infrastructure Investors LLC	8.000%	Perpetual	75,630
1,000	Fortress Transportation & Infrastructure Investors LLC	8.250%	Perpetual	25,520
5,000	JPMorgan Chase & Co.	6.125%	Perpetual	126,250
1,475	United States Cellular Corp.	7.250%	12/1/2064	38,350
	TOTAL PREFERRED STOCK (Cost - $448,571)			448,000

	CLOSED END FUNDS - 8.6%
10,702	AllianceBernstein Global High Income Fund, Inc.			128,103
4,002	BlackRock Corporate High Yield Fund, Inc.			44,702
5,000	BlackRock Debt Strategies Fund, Inc.			54,550
4,000	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.			105,280
5,500	DoubleLine Income Solutions Fund			109,340
3,500	First Trust Intermediate Duration Preferred & Income Fund			84,560
9,805	Invesco Dynamic Credit Opportunities Fund			109,130
24,000	Invesco Senior Income Trust			100,560
5,264	Nuveen Global High Income Fund			82,697
5,000	Nuveen Preferred & Income Opportunities Fund			51,300
9,500	Nuveen Preferred & Income Securities Fund			95,665
1,000	Nuveen Preferred & Income Term Fund			25,330
3,500	PGIM High Yield Bond Fund, Inc.			52,325
4,760	PIMCO Income Strategy Fund II			49,790
12,500	Western Asset High Income Opportunity Fund, Inc.			62,500
	TOTAL CLOSED END FUNDS (Cost - $1,134,902)			1,155,832

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	OPEN END FUND - 5.5%
69,926	James Alpha Structured Credit Value Portfolio, Class S +	$734,924
	TOTAL OPEN END FUND (Cost - $713,761)

	SHORT-TERM INVESTMENT - 12.2%
1,630,570	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^ (Cost - $1,630,570)	1,630,570

	TOTAL INVESTMENTS - 110.8% (Cost - $14,243,823)	$14,855,368

	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8)%	(1,454,571)

	NET ASSETS - 100.0%	$13,400,797

	SECURITIES SOLD SHORT - (18.9)% *
	COMMON STOCK - (12.9)%
	BANKS - (4.2)%
7,901	BB&T Corp.	432,343
8,251	First Horizon National Corp.	132,676
1	Prosperity Bancshares, Inc.	70
		565,089
	BIOTECHNOLOGY - (0.7)%
272	Allakos, Inc. *	25,840
547	Atara Biotherapeutics, Inc. *	7,773
1,597	Sinovac Biotech Ltd. *	10,333
1,476	WaVe Life Sciences Ltd. *	48,929
		92,875
	COMMERCIAL SERVICES - (0.3)%
1,010	Korn Ferry	39,673

	COMPUTERS - (0.2)%
3,555	3D Systems Corp. *	30,182

	DISTRIBUTION/WHOLESALE - (0.6)%
100	Anixter International, Inc. *	8,584
1,063	EVI Industries, Inc.	32,496
633	WESCO International, Inc. *	33,308
		74,388
	DIVERSIFIED FINANCIAL SERVICES - (0.4)%
76	Credit Acceptance Corp. *	32,715
500	TD Ameritrade Holding Corp.	25,915
		58,630
	ELECTRIC - (0.4)%
787	Unitil Corp.	48,038

	FOOD - (0.2)%
97	Beyond Meat, Inc. *	8,047
1,827	Blue Apron Holdings, Inc. *	12,314
		20,361
	GAS - (0.6)%
566	Chesapeake Utilities Corp.	51,585
334	ONE Gas, Inc.	29,683
		81,268
	HEALTHCARE - PRODUCTS - (0.2)%
357	iRhythm Technologies, Inc. *	25,736

	HEALTHCARE - SERVICES - (0.7)%
1,608	Select Medical Holdings Corp. *	35,553
200	WellCare Health Plans, Inc. *	64,414
		99,967
	HOME BUILDERS - (0.1)%
480	Taylor Morrison Home Corp. *	11,146

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	SECURITIES SOLD SHORT - (18.9)% * (Continued)
	COMMON STOCK - (12.9)% (Continued)
	INSURANCE - (0.1)%
375	Trupanion, Inc. *	$12,780

	LEISURE TIME - (0.2)%
2,370	Camping World Holdings, Inc.	28,535

	LODGING - (0.1)%
1,400	Ceasars Entertainment Corp. *	18,256

	MACHINERY-DIVERSIFIED - (0.1)%
546	Gardner Denver Holdings, Inc. *	18,493

	MINING - (0.1)%
131	Kirkland Lake Gold Ltd.	5,502

	OIL & GAS - (0.0)%
1	Transocean Ltd. *	5

	PHARMACEUTICALS - (0.9)%
1,303	AbbVie, Inc.	114,312

	PIPELINES - (0.5)%
3,202	Energy Transfer LP	37,816
921	Pembina Pipeline Corp.	32,160
		69,976
	REITS - (1.4)%
2,447	CorePoint Lodging, Inc.	24,739
212	Digital Realty Trust, Inc.	25,641
947	Iron Mountain, Inc.	30,418
1,215	Prologis, Inc.	111,233
		192,031
	RETAIL - (0.4)%
1,213	Bloomin’ Brands, Inc.	29,173
2,497	Duluth Holdings, Inc. *	23,047
		52,220
	SOFTWARE - (0.1)%
1	Fiserv, Inc. *	116
589	Sapiens International Corp. NV	13,258
		13,374
	TRANSPORTATION - (0.4)%
728	Ryder System, Inc.	38,213
242	XPO Logistics, Inc. *	20,011
		58,224

	TOTAL COMMON STOCK (Proceeds - $1,555,498)	1,731,061

	EXCHANGED TRADED FUNDS - (6.0)%
	EQUITY FUNDS - (6.0)%
1,419	iShares Russell 2000 ETF	229,552
2,764	iShares Russell 2000 Growth ETF	580,357
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $577,098)	809,909

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,132,596)	$2,540,970

*	Non-income producing securities

+	Investment in affiliate

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2019, these securities amounted to $829,284 or 6.19% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnerships

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
November 30, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 86.3%
	EQUITY FUND - 86.3%
121,000	SPDR S&P500 ETF Trust +			$38,031,510
	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,368,744)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 0.6% *
	PUT OPTIONS PURCHASED - 0.6%
105	S&P 500 Index	$32,235,000	1/10/20 - $3,070.00	284,025
150	S&P 500 Index	46,200,000	1/10/20 - $3,080.00	—
	TOTAL PURCHASED OPTIONS (Cost - $724,174)			284,025

Shares
	SHORT-TERM INVESTMENTS - 12.0%
5,277,209	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^
	(Cost - $5,277,209)			5,277,209

	TOTAL INVESTMENTS - 98.9% (Cost - $42,370,127)			$43,592,744

	OTHER ASSETS LESS LIABILITIES - 1.1%			482,497

	NET ASSETS - 100.0%			$44,075,241

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.3)% *
	PUT OPTIONS WRITTEN - (0.2)%
105	S&P 500 Index	$30,555,000	1/10/20 - $2,910.00	$96,600
150	S&P 500 Index	43,800,000	1/10/20 - $2,920.00	—
	(Premiums Received - $237,026)			96,600

	CALL OPTIONS WRITTEN - (1.1)%
100	SPDR S&P500 ETF Trust	3,000,000	12/2/19 - $300.00	144,900
750	SPDR S&P500 ETF Trust	23,250,000	12/2/19 - $310.00	342,000
200	SPDR S&P500 ETF Trust	6,240,000	12/6/19 - $312.00	—
	(Premiums Received - $349,458)			486,900

	TOTAL WRITTEN OPTIONS (Premiums Received - $586,484)			$583,500

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

(a)	Each contract is equivalent to 100 shares of the underlying security.

ETF - Exchange Traded Fund

TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$1,571,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2020	Pay	1.78488#	$—
1,571,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2020	Pay	1.78488#	—
1,571,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	9/21/2020	Pay	1.78488*	—
942,930	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/6/2020	Pay	1.78488#	—
2,200,170	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2020	Pay	1.759#	—
6,286,200	SPY SPDR SP 500 ETF Trust	20,000	Goldman Sachs	12/1/2020	Pay	0.00#	—
							$—

#	Variable rate is Libor plus 0.40%

*	Variable rate is Libor plus 0.50%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
November 30, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 71.2%
	EQUITY FUND - 71.2%
100,500	iShares MSCI Emerging Markets ETF +			$4,275,270
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,395,099)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 3.0% *
	PUT OPTIONS PURCHASED - 3.0%
2,300	iShares MSCI Emerging Markets ETF	9,660,000	12/20/2019 - $42.00	159,850
250	iShares MSCI Emerging Markets ETF	1,050,000	12/31/2019 - $42.00	19,250
	TOTAL PURCHASED OPTIONS (Cost - $151,521)			179,100

Shares
	SHORT-TERM INVESTMENTS - 18.5%
1,108,210	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^			1,108,210
	(Cost - $1,108,210)

	TOTAL INVESTMENTS - 92.7% (Cost - $5,654,830)			$5,562,580

	OTHER ASSETS LESS LIABILITIES - 7.3%			437,731

	NET ASSETS - 100.0%			$6,000,311

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (0.3)% *
	PUT OPTIONS WRITTEN - (0.1)%
250	iShares MSCI Emerging Markets ETF	$987,500	12/31/2019 - $39.50	$5,375
1,000	iShares MSCI Emerging Markets ETF	4,000,000	12/20/2019 - $40.00	—
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $16,289)			5,375

	CALL OPTIONS WRITTEN - (0.2)%
500	iShares MSCI Emerging Markets ETF	2,125,000	12/6/2019 - $42.50	12,500
500	iShares MSCI Emerging Markets ETF	2,200,000	12/6/2019 - $44.00	1,250
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $43,080)			13,750

	TOTAL OPTIONS WRITTEN (Premiums Received - $59,369)			$19,125

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

(a)	Each contract is equivalent to 100 shares of the underlying security.

ETF - Exchange Traded Fund

TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$999,690	iShares MSCI Emerging Markets ETF	23,500	Goldman Sachs	7/22/2020	Pay	1.78488#	$—
2,382,240	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2020	Pay	1.759*	—
							$—

#	Variable rate is Libor plus 0.30%.

*	Variable rate is Libor plus 0.20%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
November 30, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 10.7%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.2%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	$101,886
150,000	First Investors Auto Owner Trust 2017-2 #	5.4800		10/15/2024	155,267
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	165,947
75,000	United Auto Credit Securitization Trust 2019-1 #	4.2900		8/12/2024	76,001
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	103,472
					602,573
	COMMERCIAL ASSET-BACKED SECURITIES - 1.3%
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330	*	11/10/2049	149,836
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.2705	*	8/15/2048	95,109
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.9292	*	6/15/2047	102,171
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 #	4.9020	*	8/15/2047	127,067
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	74,204
100,000	Multifamily Connecticut Avenue Securities Trust 2019-01 #	4.9580		10/15/2049	104,316
					652,703
	OTHER ASSET-BACKED SECURITIES - 1.3%
91,493	Conn’s Receivables Funding 2018-A, LLC. #	6.0200		1/15/2023	92,210
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	154,635
100,000	Progress Residential 2018-SFR1 Trust	4.7780		3/17/2035	101,904
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	102,204
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	101,392
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	104,564
					656,909
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
153,185	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	100,809
110,000	Angel Oak Mortgage Trust LLC 2017-1 #	6.2221	*	1/25/2047	111,166
150,000	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR +3.3500%	5.0580	*	10/25/2027	153,782
114,893	Bellemeade Re 2018-1 Ltd #, 1 mo. LIBOR +1.6000%	3.3080	*	4/25/2028	115,053
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	101,252
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	135,428
150,000	Eagle RE 2019-1 Ltd.	3.5080		4/25/2029	150,426
99,622	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +10.2500%	11.9580	*	1/25/2029	133,759
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.2500%	5.9580	*	1/25/2031	272,060
100,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +2.0000%	5.4580	*	3/25/2031	105,460
80,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +3.7500%	6.9580	*	6/25/20139	87,029
150,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +5.2500%	5.4580	*	9/25/2019	151,729
118,757	Fannie Mae REMICS	3.0000		12/25/2027	8,138
115,077	Fannie Mae REMICS	3.0000		1/25/2028	8,768
126,851	Fannie Mae REMICS	3.0000		2/25/2028	7,813
228,427	Freddie Mac REMICS	3.0000		10/15/2027	17,353
128,965	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +8.8000%	10.5080		3/25/2028	158,700
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +10.5000%	12.2080	*	2/25/2047	222,950
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.2000%	5.9080	*	2/25/2047	203,559
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +11.0000%	12.7080	*	10/25/2048	202,431
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +10.7500%	12.4580	*	1/25/2049	284,812
120,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.0500%	5.7580	*	2/25/2049	126,288
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +12.2500%	13.9580	*	2/25/2049	137,758
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +8.1500%	9.8580	*	7/25/2049	179,140
170,000	Oaktown Re III Ltd. #	6.0580		7/25/2029	170,910
100,000	Versus Securitization Trust #	4.4520		7/25/2059	100,174
					3,446,747

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,884,308)				5,358,932

	BANK LOANS - 3.9%
	AUTO MANUFACTURING - 0.2%
96,586	Trico Group, 3 mo. LIBOR + 6.5000%	—		2/2/2024	94,413

	CABLE & SATELLITE - 0.2%
102,375	SFR	4.8435	*	6/22/2025	99,943

	CASINO & GAMING - 0.3%
10,200	Hard Rock Northern Indiana	—		11/7/2025	10,047
140,500	Hard Rock Northern Indiana	—		11/7/2025	138,392
					148,439
	COMMUNICATIONS - 0.1%
50,000	CommScope	5.2935	*	2/7/2026	49,771

	ENTERTAINMENT - 0.1%
45,000	Sinclair Broadcasting	5.0800		7/18/2026	44,958

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 3.9% (Continued)
	FOOD - 0.3%
$159,200	JBS USA	—		4/25/2026	$160,279

	HEALTHCARE-SERVICES - 0.3%
148,875	LifePoint Health, 3 mo. LIBOR + 4.5000%	6.5536	*	11/16/2025	149,887

	MACHINERY-MANUFACTURING - 0.2%
83,938	Shape Technologies	5.0879	*	4/20/2025	75,544

	MANUFACTURED GOODS - 0.2%
117,600	Kloeckner Pentaplast	6.3435	*	6/29/2022	97,608

	METAL FABRICATE - 0.4%
182,688	Aleris	—	*	2/27/2023	183,144
34,300	Big River Steel	7.3344	*	8/15/2023	34,043
					217,187
	PHARMACEUTICALS - 0.4%
1,125,780	Natures Bounty	5.9350	*	8/15/2024	117,500
51,679	Valeant Pharma	4.9213	*	6/1/2025	51,961
					169,461
	REAL ESTATE - 0.1%
39,400	Iron Mountain	3.8435	*	1/2/2026	39,006

	SEMICONDUCTORS - 0.1%
66,113	Microchip Technology	4.1000		5/24/2025	66,264

	SOFTWARE - 0.3%
135,000	Dyncorp	—		8/16/2025	132,469
32,025	West Corp	6.0935		10/3/2024	25,887
					158,356
	TELECOMMUNICATIONS - 0.7%
158,788	CenturyLink	2.7500		1/31/2025	159,026
114,138	Sprint Communications	—		2/3/2024	114,066
21,892	Windstream Services LLC	6.0900		3/30/2021	20,874
75,000	Windstream Services LLC	—		2/8/2024	70,875
					364,841

	TOTAL BANK LOANS (Cost - $1,964,517)				1,935,957

	TERM LOANS - 0.6%
	TOYS/GAMES/HOBBIES - 0.7%
340,103	JAKKS Pacific Inc. (a)(b)	10.5000		2/9/2023	306,822

	TOTAL TERM LOANS (Cost - $17,550)				306,822

	CORPORATE BONDS - 39.7%
	ADVERTISING - 0.3%
173,000	MDC Partners, Inc. #	6.5000		5/1/2024	157,862

	AEROSPACE/DEFENSE - 0.5%
81,000	Bombardier, Inc.	5.7500		3/15/2022	82,822
100,000	Bombardier, Inc. #	5.7500		3/15/2022	102,249
75,000	Bombardier, Inc. #	7.8750		4/15/2027	75,636
					260,707
	AGRICULTURE - 0.6%
323,000	Alpha VesselCo. Holdings, Inc. #	8.5000		12/15/2022	322,293

	AUTO MANUFACTURERS - 0.3%
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028	156,234

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 39.7% (Continued)
	BANKS - 2.2%
$160,000	Bank of America Corp.	5.1250		6/20/2024	$168,760
130,000	Freedom Mortgage Corp. #	8.1250		11/15/2024	128,511
90,000	Freedom Mortgage Corp. #	8.2500		4/15/2025	89,549
250,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.1580%	4.9500	*	Perpetual	256,719
140,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.1580%	3.8140		4/23/2029	149,917
99,000	JP Morgan Chase & Co.	5.0000		Perpetual	103,331
70,000	Sumitomo Mitsui Financial Group, Inc.	3.2000		9/17/2029	71,321
105,000	Wells Fargo & Co.	2.8790		Perpetual	105,612
					1,073,720
	BEVERAGES - 0.3%
140,000	Bacardi Ltd. #	5.3000		5/15/2048	160,021

	BUILDING MATERIALS - 0.4%
100,000	Louisiana-Pacific Corp	4.8750		9/15/2024	103,541
56,000	Patrick Industries, Inc. #	7.5000		10/15/2027	59,201
45,000	Summit Materials LLC #	6.5000		3/15/2027	48,166
					210,908
	CHEMICALS - 0.3%
75,000	Hexion, Inc. #	7.8750		7/15/2027	75,752
70,000	Olin Corp.	5.6250		8/1/2029	73,152
					148,904
	COMMERCIAL SERVICES - 1.9%
388,000	ACE Cash Express, Inc. #	12.0000		12/15/2022	360,840
30,000	Ashtead Capital, Inc. #	4.0000		5/1/2028	30,113
20,000	Ashtead Capital, Inc. #	4.2500		11/1/2029	20,250
325,000	Prime Finance, Inc. #	5.2500		4/15/2024	335,559
100,000	Prime Finance, Inc. #	5.7500		4/15/2026	104,639
50,000	United Rentals North America, Inc.	3.8750		11/15/2027	50,563
48,000	Verscend Escrow Corp. #	9.7500		8/15/2026	51,721
					953,685
	COMPUTERS - 0.5%
100,000	Dell International LLC #	4.9000		10/1/2026	108,833
150,000	Harland Clarke Holdings Corp. #	6.8750		3/1/2020	148,229
					257,062
	DISTRIBUTION/WHOLESALE - 0.2%
95,000	Wolverine Escrow LLC #	8.5000		11/15/2024	95,986

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
200,000	Avation Capital SA #	6.5000		5/15/2021	208,080
95,000	Avolon Holdings Funding Ltd. #	3.6250		5/1/2022	97,196
100,000	Fixed Income Trust Series 2013-A #	7.6970		10/15/2097	145,117
500,000	GoEasy Ltd. #	5.3750		12/1/2024	505,000
250,000	Nationstar Mortgage Holdings, Inc. #	8.1250		7/15/2023	268,122
84,000	TitleMax Finance Corp. #	11.1250		4/1/2023	75,845
					1,299,360
	ELECTRIC - 0.7%
45,000	Clearway Energy Operating LLC	5.7500		10/15/2025	47,362
71,000	Duke Energy Corp.	4.8750		Perpetual	74,488
75,000	Southern California Edison Co.	4.8750		3/1/2049	89,447
132,837	Stoneway Capital Corp. #	10.0000		3/1/2027	72,492
70,000	Vistra Operations Co. LLC #	5.6250		2/15/2027	73,677
					357,466
	ELECTRONICS - 0.3%
152,000	Flex Ltd.	4.8750		6/15/2029	164,207

	ENERGY - 0.1%
55,000	TerraForm Power Operating LLC #	4.7500		1/15/2030	55,411

	ENGINEERING & CONSTRUCTION - 0.9%
617,000	Aldesa Financial Services	7.2500		4/1/2021	341,853
125,000	Michael Baker International LLC #	8.7500		3/1/2023	128,438
					470,291
	ENTERTAINMENT - 0.9%
110,000	Enterprise Development Authority #	12.0000		7/15/2024	125,171
55,000	Scientific Games International, Inc. #	7.0000		5/15/2028	57,475
55,000	Scientific Games International, Inc. #	7.2500		11/15/2029	57,613
884,682	Tunica-Biloxi Gaming Authority #	3.7800		6/15/2020	185,783
					426,042
	ENVIRONMENTAL CONTROL - 0.2%
97,000	Tervita Escrow Corp. #	7.6250		12/1/2021	97,207

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 39.7% (Continued)
	FOOD - 1.0%
$250,000	Albertsons Cos LLC	5.7500		3/15/2025	$255,729
113,000	Simmons Foods, Inc. #	5.7500		11/1/2024	109,609
108,571	Youngs PIK SCA	8.2500		8/1/2019	119,710
					485,048
	FOREST PRODUCTS & PAPER - 0.3%
135,000	Schweitzer-Mauduit International, Inc. #	6.8750		10/1/2026	145,509

	HEALTHCARE-SERVICES - 0.5%
105,000	BCPE Cycle Merger Sub II, Inc. #	10.6250		7/15/2027	99,786
15,000	Centene Corp. #	4.2500		12/15/2027	15,469
35,000	Centene Corp. #	4.6250		12/15/2029	36,794
70,000	Surgery Center Holdings Inc. #	10.0000		4/15/2027	73,699
					225,748
	HOLDING COMPANIES - 0.3%
140,000	VistaJet Malta Finance PLC #	10.5000		6/1/2024	135,449

	INSURANCE - 0.1%
65,000	CNO Financial Group, Inc.	5.2500		5/30/2029	72,210

	INVESTMENT COMPANIES - 0.3%
150,000	ICAHN Enterprises LP	6.2500		5/15/2026	159,843

	LEISURE PRODUCTS - 0.2%
95,000	VOC Escrow Ltd. #	5.0000		2/15/2028	99,892

	MACHINERY-DIVERSIFIED - 1.0%
500,000	Cloud Crane LLC #	10.1250		8/1/2024	517,495

	MEDIA - 4.5%
500,000	Altice Luxembourg #	10.5000		5/15/2027	568,262
468,000	AMC Networks, Inc.	4.7500		8/1/2025	465,660
80,000	Charter Communications Operating LLC	4.8000	*	3/1/2050	83,537
51,000	Diamond Sports Group LLC #	6.6250		8/15/2027	49,839
266,000	DISH DBS Corp.	5.0000		3/15/2023	268,657
150,000	DISH DBS Corp.	5.8750		7/15/2022	157,124
200,000	LCPR Senior Secured Financing DAC #	6.7500		10/15/2027	206,750
460,000	Lee Enterprises, Inc. #	9.5000		3/15/2022	455,544
13,000	Yellow Pages Digital & Media Solutions Ltd. #	10.0000		11/1/2022	9,974
					2,265,347
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250		2/1/2016	—

	MINING - 3.2%
459,000	Century Aluminum Co. #	7.5000		6/1/2021	446,561
500,000	Constellium SE #	5.7500		5/15/2024	515,882
186,000	First Quantum Minerals Ltd. #	7.2500		2/15/2021	187,046
90,000	Freeport-McMoRan, Inc.	5.2500		9/1/2029	92,815
373,000	Mountain Province Diamonds, Inc. #	8.0000		12/15/2022	359,479
					1,601,783
	MISCELLANEOUS MANUFACTURING - 1.0%
115,000	EnPro Industries, Inc.	5.7500		10/15/2026	122,227
466,000	Techniplas LLC #	10.0000		5/1/2020	417,070
					539,297
	MULTI-NATIONAL - 0.4%
200,000	Banque Quest Africaine de Developpement #	4.7000		10/22/2031	201,989

	OIL & GAS - 2.2%
200,000	Ascent Resources Utica Holdings LLC #	10.0000		4/1/2022	192,499
744,000	Delphi Energy Corp. #	10.0000		7/15/2021	359,327
165,000	EQT Corp.	3.9000		10/1/2027	143,914
135,000	Petroleos Mexicanos #	6.8400		1/23/2030	142,054
95,811	PetroQuest Energy, Inc.	10.0000		2/15/2024	77,128
100,000	Shelf Drilling Holdings Ltd. #	8.2500		2/15/2025	85,094
24,000	Talos Petroleum LLC	7.5000		5/31/2022	20,640
88,000	Transocean Sentry Ltd. #	5.3750		5/15/2023	88,219
					1,108,875

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 39.7% (Continued)
	OIL & GAS SERVICES - 1.9%
$90,000	Era Group, Inc.	7.7500		12/15/2022	$91,350
352,000	ION Geophysical Corp.	9.1250		12/15/2021	344,221
202,112	Noram Drilling Co AS #	9.0000	~	6/3/2021	203,122
321,000	PGS ASA #	7.3750		12/15/2020	307,486
					946,179
	PACKAGING & CONTAINERS - 0.6%
300,000	Reynolds Group Issuer, Inc. #	7.0000		7/15/2024	311,063

	PHARMACEUTICALS - 1.0%
50,000	AbbVie, Inc. #	4.0500		11/21/2039	52,299
42,000	AbbVie, Inc. #	4.2500		11/21/2049	44,326
250,000	Bausch Health Companies, Inc. #	6.1250		4/15/2025	260,618
43,000	Bausch Health Companies, Inc. #	7.0000		1/15/2028	47,213
63,000	Bausch Health Companies, Inc. #	7.2500		5/30/2029	70,729
					475,185
	PIPELINES - 1.1%
105,000	Blue Racer Midstream LLC #	6.6250		7/15/2026	91,124
60,000	Cheniere Energy Partners #	4.5000		10/1/2029	60,470
84,000	EnLink Midstream LLC	5.3750		6/1/2029	71,360
69,000	Genesis Energy LP	6.2500		5/15/2026	60,351
75,000	Genesis Energy LP	6.5000		10/1/2025	68,060
45,000	Hess Midstream Partners LP #	5.1250		6/15/2028	45,574
75,000	Midwest Connector Capital Co. LLC #	4.6250		4/1/2029	81,703
70,000	MPLX LP	4.5000		4/15/2038	69,975
					548,617
	REAL ESTATE INVESTMENT TRUST - 0.3%
70,000	Istar, Inc.	4.7500		1/15/2030	72,056
55,000	MPT Operating Partnership LP	4.6250		8/1/2029	57,783
					129,839
	RETAIL - 0.9%
125,000	Conn’s Inc.	7.2500		7/15/2022	126,602
174,000	DriveTime Automotive Group, Inc. #	8.0000		6/1/2021	176,936
423,000	House of Fraser Funding PLC, 3 mo. LIBOR + 5.7500%	6.6500		9/15/2020	19,150
104,000	Michaels Stores, Inc. #	8.0000		7/15/2027	100,103
					422,791
	SEMICONDUCTORS - 1.3%
657,000	MagnaChip Semiconductor Corp.	6.6250		7/15/2021	652,335

	TELECOMMUNICATIONS - 3.2%
300,000	Altice France SA #	7.3750		5/1/2026	321,007
192,000	CommScope, Inc. #	5.0000		6/15/2021	192,557
65,000	Frontier Communications Corp. #	8.5000		4/1/2026	64,352
559,000	HC2 Holdings, Inc. #	11.5000		12/1/2021	515,678
74,573	Interactive/FriendFinder Networks, Inc.	14.0000		4/27/2025	61,523
197,279	Interactive/FriendFinder Networks, Inc. (a)(b)	14.0000		4/27/2025	162,755
125,000	Level 3 Financing, Inc. #	4.6250		9/15/2027	127,503
145,000	Windstream Services LLC #	8.6250		10/31/2025	137,386
					1,582,761
	TOYS/GAMES/HOBBIES -0.1%
25,000	Mattel, Inc. #	5.8750		12/15/2027	25,377

	TRANSPORTATION - 1.1%
209,000	American Tanker, Inc. #	9.2500		2/22/2022	214,208
315,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	330,061
					544,269

	TOTAL CORPORATE BONDS (Cost - $21,495,631)				19,864,267

	CONVERTIBLE BONDS - 1.0%
	FOREST PRODUCTS & PAPER - 0.0%
330,000	Fortress Global Enterprises, Inc.	9.7500		12/31/2021	37

	PHARMACEUTICALS - 1.0%
355,000	Teligent, Inc.	3.7500		12/15/2019	344,492
185,000	VIVUS, Inc. #	4.5000		5/1/2020	138,399
					482,891

	TOTAL CONVERTIBLE BONDS (Cost - $733,714)				482,928

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Coupon Rate (%)		Maturity Date	Value
	PREFERRED STOCK - 11.8%
	BANKS - 1.7%
10,000	Citigroup, Inc.	6.3000		Perpetual	$260,500
3,358	IberiaBank Corp.	6.1000		Perpetual	89,222
19,475	JP Morgan Chase & Co.	6.1250		Perpetual	491,744
					841,466
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
12,000	Capital One Financial Corp.	5.0000		Perpetual	298,200
21,500	RAIT Financial Trust	7.1250		Perpetual	514,925
20,000	Synchrony Financial Trust	5.6250			511,600
					1,324,725
	ELECTRIC - 0.5%
10,000	Algonquin Power & Utilities Corp.	6.2000		7/1/2079	276,000

	GAS - 1.0%
3,500	NiSource, Inc.	6.5000	*	Perpetual	95,340
15,610	South Jersey Industries Preferred	5.6250		Perpetual	395,714
					491,054
	INSURANCE - 3.1%
7,536	Aegon Funding Corp. II	5.1000		Perpetual	190,359
20,000	American Equity Investment	5.9500		Perpetual	506,200
10,000	American Financial Group	5.1250		Perpetual	253,450
12,775	Athene Holdings Ltd.	6.3500		Perpetual	351,313
8,810	Enstar Group Ltd., 3 mo. LIBOR +4.0150%	7.0000	*	Perpetual	235,403
					1,536,725
	PIPELINES - 0.0%
1,000	Energy Transfer Partners LP, 3 mo. LIBOR + 4.5300%	7.6250	*	Perpetual	23,750

	PRIVATE EQUITY - 0.2%
3,000	KKR & Co., Inc.			Perpetual	78,780

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
20,000	PS Business Parks, Inc.	4.8750		Perpetual	501,000
4,025	SL Green Realty Corp.	6.5000		Perpetual	103,764
					604,764
	RETAIL - 0.5%
10,000	QVC, Inc.	6.2500		11/26/2068	252,800

	TELECOMMUNICATIONS - 0.1%
1,475	United States Cellular Corp.	7.2500		12/1/2064	38,350

	TOYS/GAMES/HOBBIES - 0.0%
649	JAKKS Pacific, Inc. (a)(b)	6.0000		Perpetual	—

	TRUCKING & LEASING - 0.9%
17,000	Fortress Transportation & Infrastructure Investors LLC	8.0000		Perpetual	428,570

	TOTAL PREFERRED STOCK (Cost - $5,796,791)				5,896,984

	COMMON STOCK - 2.4%
	AUTOPARTS & EQUIPMENT - 0.2%
759	WABCO Holdings, Inc.				102,275

	BIOTECHNOLOGY - 0.3%
13,136	Pacific Biosciences of California, Inc.				67,519
883	Spark Therapeutics, Inc.				98,137
					165,656
	CHEMICALS - 0.0%
1,849	A Schulman, Inc. CVR (a) (b)				971

	ENERGY - 0.1%
161	CE Star (a)(b)				44,842

	ENVIRONMENTAL CONTROL - 0.2%
3,108	Advanced Disposal Services, Inc.				102,409

	INTERNET - 0.0%
781	FriendFinder Networks, Inc. (a) +				—

	METAL FABRICATE - 0.6%
8	RA Parent, Inc. (a)(b) +				332,075

	OIL & GAS - 0.1%
10,132	PetroQuest Energy, Inc.				20,264
107,881	Zargon Oil & Gas Ltd.				13,808
					34,072
	PHARMACEUTICALS - 0.0%
8,063	Corium International, Inc. CVR (a)(b)				1,451

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Shares		Value
	COMMON STOCK - 2.4% (Continued)
	RETAIL - 0.5%
2,920	Nebraska Book Holdings, Inc. (a)(b)	$228,023

	SAVINGS & LOANS - 0.2%
3,399	Entegra Financial Corp.	102,106

	SEMICONDUCTORS - 0.2%
844	Mellanox Technologies Ltd.	96,975

	TOYS/GAMES/HOBBIES - 0.0%
18,994	JAKKS Pacific, Inc. (a)(b)	—

	TOTAL COMMON STOCK (Cost - $1,461,650)	1,210,855

	EXCHANGE TRADED FUNDS- 6.7%
	DEBT FUNDS - 4.0%
15,950	iShares 0-5 Year High Yield Corporate Bond ETF	735,614
11,500	Invesco Senior Loan ETF	258,290
1	Proshares Ultrashort 20+ Year Treasury	25
26,200	VanEck Vectors Emerging Markets High Yield Bond ETF	614,652
11,977	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	394,642
		2,003,223
	EQUITY FUNDS - 2.7%
70,061	Alerian MLP ETF	548,578
54,055	InfraCap MLP ETF	220,004
6,976	iShares Preferred & Income Securities ETF	259,507
23,001	ProShares UltraShort Russell 2000	305,683
		1,333,772
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,927,280)	3,336,995

	MUTUAL FUNDS - 8.6%
	DEBT FUNDS - 8.6%
409,977	James Alpha Structured Credit Value Portfolio - Class S ++	4,308,859
	TOTAL MUTUAL FUNDS (Cost - $4,099,970)

	CLOSED END FUND - 7.0%
	DEBT FUND - 7.0%
17,500	Alliance Bernstein Global High Income Fund, Inc.	209,475
8,431	BlackRock Corporate High Yield Fund, Inc.	94,174
10,000	BlackRock Debt Strategies Fund, Inc.	109,100
7,000	Blackstone / GSO Strategic Credit Fund	98,350
16,000	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	421,120
13,541	DoubleLine Income Solutions Fund	269,195
4,700	First Trust Intermediate Duration Preferred & Income Fund	113,552
46,054	Invesco Dynamic Credit Opportunities Fund	512,581
45,000	Invesco Senior Income Trust	188,550
15,000	Nuveen Global High Income Fund	235,650
25,000	Nuveen Preferred & Income Opportunities Fund	256,500
26,500	Nuveen Preferred & Income Securities Fund	266,855
9,447	Nuveen Preferred & Income Term Fund	239,293
12,500	PGIM High Yield Bond Fund, Inc.	186,875
16,400	PIMCO Income Strategy Fund II	171,544
22,500	Western Asset High Income Opportunity Fund, Inc.	112,500
	TOTAL CLOSED END FUND (Cost - $3,419,424)	3,485,314

	SHORT-TERM INVESTMENTS - 2.7%
1,360,649	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 1.59%	1,360,649
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,360,649)

	TOTAL INVESTMENTS - 95.1% (Cost - $49,442,690)	$47,548,562

	OTHER ASSETS AND LIABILITIES - 4.9%	2,454,986

	NET ASSETS - 100.0%	$50,003,548

*	Floating or variable rate security; rate shown represents the rate on November 30, 2019.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At August 31, 2019, these securities amounted to $16,662,412 or 33.3% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	Perpetual maturity date listed is next call date.

++	Affiliated investment

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

LP - Limited Partnership

PLC - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $1,076,939 or 2.2% of net assets.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Principal			Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (1.9)%
	CORPORATE BONDS - (1.9)%
	APPAREL - (1.0)%
$500,000	Hanesbrands, Inc. #		4.8750	5/15/2026	$533,056

	BANKS - (0.9)%
200,000	HSBC Holdings PLC		6.3750	Perpetual	430,786

	TOTAL CORPORATE BONDS (Cost - $896,821)				963,842

	TOTAL SECURITIES SOLD SHORT (Proceeds - $896,821)				$963,842

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
8	10-Year US Treasury Note Future	JP Morgan	$1,137,750	Mar-20	$(2,062)
1	US Treasury Long Bond Future	JP Morgan	158,969	Mar-20	$(336)
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				(2,062)

	OPEN SHORT FUTURE CONTRACTS - (0.1)%
(16)	2- Year US Treasury Note Future	JP Morgan	3,449,375	Mar-20	—
(20)	5- Year US Treasury Note Future	JP Morgan	2,379,375	Mar-20	469
(2)	10- Year US Treasury Note Future	JP Morgan	258,719	Mar-20	344
(13)	10-Year USD Deliverable Interest Rate Swap Future	JP Morgan	1,273,797	Dec-19	35,578
(5)	Euro Bund Future	JP Morgan	943,110	Dec-19	29,074
(3)	Ultra 10-Year US Treasury Bond Future	JP Morgan	563,156	Mar-20	(211)
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS				65,254

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				$63,192

	OPEN CREDIT DEFAULT SWAPS - (0.8)%

Notional	Upfront Premiums			Expiration	Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$3,850,000	$(225,585)	CDX HY CDSI S33 5Y (a)	JP Morgan	6/20/2024	Receive	5.00%	$(295,734)	$(70,149)
1,900,000	(37,396)	CDX IG SERIES 33 5Y (b)	JP Morgan	6/20/2024	Receive	1.00%	(45,769)	(8,373)
							$(341,503)	$(78,522)

(a)	Markit CDX NA High Yield Index High Yield Series 32 Index.

(b)	Markit CDX NA Investment Grade Series 32 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2019

Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
12/19/2019	11,500	GBP	BNY Mellon Corp.	$14,859	USD	$14,887	$(28)
12/19/2019	221,000	EUR	BNY Mellon Corp.	244,514	USD	244,001	513
12/30/2019	2,100	GBP	BNY Mellon Corp.	2,700	USD	2,720	(20)
12/30/2019	130,000	EUR	BNY Mellon Corp.	143,390	USD	143,662	(272)
12/30/2019	11,000	CAD	BNY Mellon Corp.	8,269	USD	8,284	(15)
Total Unrealized:							$178

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

SCHEDULES OF INVESTMENTS
JAMES ALPHA MOMENTUM PORTFOLIO (Unaudited)
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 70.0%
	EQUITY FUNDS - 70.0%
10,385	Invesco QQQ Trust Series 1	$2,129,964
7,029	iShares Core S&P Mid-Cap ETF	1,413,532
8,706	iShares Core S&P Small-Cap ETF	712,238
20,645	iShares MSCI Australia ETF	471,325
15,110	iShares MSCI Canada ETF	447,709
20,033	iShares MSCI France ETF	634,245
24,252	iShares MSCI Germany ETF	701,853
95,733	iShares MSCI Italy ETF	2,765,726
6,747	SPDR S&P 500 ETF Trust	2,120,650
57,084	VanEck Vectors Russia ETF	1,384,858
22,817	Vanguard Real Estate ETF	2,123,578
4,425	Vanguard Total Stock Market ETF	708,089
38,801	WisdomTree Japan Hedged Equity Fund	2,104,954
		17,718,721
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,385,637)	17,718,721

	SHORT-TERM INVESTMENTS - 19.6%
4,947,080	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^ (Cost - $4,947,080)	4,947,080

	TOTAL INVESTMENTS - 89.6% (Cost - $22,332,717)	$22,665,801

	OTHER ASSETS AND LIABILITIES - 10.4%	2,644,118

	NET ASSETS - 100.0%	$25,309,919

ETF - Exchange Traded Fund

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by each Portfolio in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less, at the time of purchase, may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$14,430,191	$—	$—	$14,430,191
Short-Term Investments	878,789	—	—	878,789
Total	$15,308,980	$—	$—	$15,308,980

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$29,137,078	$—	$—	$29,137,078
Short-Term Investments	272,810	—	—	272,810
Total	$29,409,888	$—	$—	$29,409,888

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,679,213	$—	$—	$10,679,213
Short-Term Investments	178,594	—	—	178,594
Total	$10,857,807	$—	$—	$10,857,807

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$5,583,366	$—	$—	$5,583,366
Short-Term Investments	304,522	—	—	304,522
Total	$5,887,888	$—	$—	$5,887,888

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,239,873	$6,547,531	$—	$8,787,404
Short-Term Investments	79,399	—	—	79,399
Total	$2,319,272	$6,547,531	$—	$8,866,803

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,669,824	$—	$—	$13,669,824
Short-Term Investments	357,559	—	—	357,559
Total	$14,027,383	$—	$—	$14,027,383

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$56,158,343	$—	$—	$56,158,343
Short-Term Investments	136,344	—	—	136,344
Total	$56,294,687	$—	$—	$56,294,687

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,309,157	$—	$—	$1,309,157
Short-Term Investments	28,363	—	—	28,363
Total	$1,337,520	$—	$—	$1,337,520

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,420,496	$—	$—	$1,420,496
Short-Term Investments	21,544	—	—	21,544
Total	$1,442,040	$—	$—	$1,442,040

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$566,958	$—	$—	$566,958
Mutual Funds	3,807,949	—	—	3,807,949
Short-Term Investments	14,147	—	—	14,147
Total	$4,389,054	$—	$—	$4,389,054

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$39,007	$—	$—	$39,007
Open End Fund	626,813	—	—	626,813
Short-Term Investment	22,431	—	—	22,431
Total	$688,251	$—	$—	$688,251

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$6,384,000	$—	$6,384,000
Total	$—	$6,384,000	$—	$6,384,000

Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$11,171	$—	$—	$11,171
Open End Funds	663,060	—	—	663,060
Short-Term Investment	80,410	—	—	80,410
Total	$754,641	$—	$—	$754,641

Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,798,568	$—	$—	$1,798,568
Short-Term Investment	734,543	—	—	734,543
Total	$2,533,111	$—	$—	$2,533,111

Moderate Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$7,869	$—	$—	$7,869
Open End Funds	1,015,384	—	—	1,015,384
Short-Term Investment	201,599	—	—	201,599
Total	$1,224,852	$—	$—	$1,224,852

Moderately Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,709	$—	$—	$5,709
Open End Funds	533,819	—	—	533,819
Short-Term Investment	80,580	—	—	80,580
Total	$620,108	$—	$—	$620,108

Moderately Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$808,316	$—	$—	$808,316
Short-Term Investment	198,095	—	—	198,095
Total	$1,006,411	$—	$—	$1,006,411

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,994,384	$—	$—	$3,994,384
Exchange Traded Note	43,351	—	—	43,351
Mutual Funds	3,302,018	—	—	3,302,018
Short-Term Investment	1,769,561	—	—	1,769,561
Total	$9,109,314	$—	$—	$9,109,314
Derivatives
Forward Currency Contracts	$—	$2,289	$—	$2,289
Swaps	—	411,077	—	411,077
Total	$—	$413,366	$—	$413,366

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$886,737,643	$—	$—	$886,737,643
Short-Term Investments	22,667,212	—	—	22,667,212
Total	$909,404,855	$—	$—	$909,404,855
Derivatives
Forward Currency Contracts	$—	$(3,509)	$—	$(3,509)
Total	$—	$(3,509)	$—	$(3,509)

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$634,787	$—	$634,787
Common Stock	9,837,669	—	—	9,837,669
Exchange Traded Funds	413,586	—	—	413,586
Preferred Stock	448,000	—	—	448,000
Closed End Funds	1,155,832	—	—	1,155,832
Open End Fund	734,924	—	—	734,924
Short-Term Investment	1,630,570	—	—	1,630,570
Total	$14,220,581	$634,787	$—	$14,855,368
Liabilities *
Common Stock	$(1,731,061)	$—	$—	$(1,731,061)
Exchange Traded Funds	(809,909)	—	—	(809,909)
Total	$(2,540,970)	$—	$—	$(2,540,970)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$38,031,510	$—	$—	$38,031,510
Put Options Purchased	284,025	—	—	284,025
Short-Term Investments	5,277,209	—	—	5,277,209
Total Return Swaps	—	—	—	—
Total	$43,592,744	$—	$—	$43,592,744
Liabilities
Put Options Written	$(96,600)	$—	$—	$(96,600)
Call Options Written	(486,900)	—	—	(486,900)
Total	$(583,500)	$—	$—	$(583,500)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$4,275,270	$—	$—	$4,275,270
Put Options Purchased	179,100	—	—	179,100
Short-Term Investments	1,108,210	—	—	1,108,210
Total Return Swaps	—	—	—	—
Total	$5,562,580	$—	$—	$5,562,580
Liabilities
Put Options Written	$(5,375)	$—	$—	$(5,375)
Call Options Written	(13,750)	—	—	(13,750)
Total	$(19,125)	$—	$—	$(19,125)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,358,932	$—	$5,358,932
Bank Loans	—	1,935,957	—	1,935,957
Term Loans	—	—	306,822	306,822
Corporate Bonds	—	19,701,512	162,755	19,864,267
Convertible Bonds	—	482,928	—	482,928
Preferred Stock	5,896,984	—	—	5,896,984
Common Stock	603,493	—	607,362	1,210,855
Mutual Funds	4,308,859	—	—	4,308,859
Exchange Traded Funds	3,336,995	—	—	3,336,995
Clsoed End Fund	3,485,314	—	—	3,485,314
Short Term Investments	1,360,649	—	—	1,360,649
Total	$18,992,294	$27,479,329	$1,076,939	$47,548,562
Derivatives
Corporate Bonds	$—	$(963,842)	$—	$(963,842)
Long Futures Contracts	(2,062)	—	—	(2,062)
Short Futures Contracts	65,254	—	—	65,254
Credit Default Swaps	(78,522)	—	—	(78,522)
Forward Contracts	—	178	—	178
Total	$(15,330)	$(963,664)	$—	$(978,994)

James Alpha Momentum

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,718,721	$—	$—	$17,718,721
Short Term Investments	4,947,080	—	—	4,947,080
Total	$22,665,801	$—	$—	$22,665,801

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period, except the James Alpha Hedged High Income Portfolio

Below is a reconciliation of Level 3 inputs in the James Alpha Hedged High Income Portfolio:

	Term Loans	Corporate Bonds	Common Stock
Beginning balance September 1, 2019	$323,891	$204,184	$607,362
Total realized gain/(loss)	—	—	—
Change in unrealized appreciation	—	(41,429)	—
Payments	(17,069)	—	—
Net Purchases	—	—	—
Net Sells	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance November 30, 2019	$306,822	$162,755	$607,362

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at November
	SPC	November 30, 2019	30, 2019
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$522,218	4.75%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of November 30, 2019, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	2,289
	Swap Contracts	Equity	411,077
James Alpha Global Real Estate Investments	Forward Contracts	Foreign Exchange	(3,509)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	284,025
	Written Options	Equity	(583,500)
	Swap Contracts	Equity	—
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	179,100
	Written Options	Equity	(19,125)
	Swap Contracts	Equity	—
James Alpha Hedged High Income	Swap Contracts	Interest Rate	(78,522)
	Forward Contracts	Foreign Exchange	178
	Futures Contracts	Interest Rate	63,192

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at November 30, 2019, is a reflection of the volume of derivative activity for each Fund.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at November 30, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Capitalization Value	$13,695,313	$1,890,648	$(276,981)	$1,613,667
Large Capitalization Growth	24,789,253	4,780,139	(159,504)	4,620,635
Mid Capitalization	8,241,176	2,920,323	(303,692)	2,616,631
Small Capitalization	4,863,308	1,178,118	(153,538)	1,024,580
International Equity	8,536,850	721,552	(175,174)	546,378
Health & Biotechnology	10,669,598	3,529,472	(171,687)	3,357,785
Technology & Communications	22,339,699	34,089,078	(134,090)	33,954,988
Energy & Basic Materials	1,340,093	150,317	(152,890)	(2,573)
Financial Services	1,014,794	974,717	(717)	974,000
Investment Quality Bond	4,280,936	108,118	—	108,118
Municipal Bond	683,525	4,726	—	4,726
U.S. Government Money Market	6,384,000	—	—	—
Aggressive Balanced Allocation	729,555	31,678	(6,592)	25,086
Conservative Balanced Allocation	2,459,921	78,811	(5,621)	73,190
Moderate Balanced Allocation	1,198,153	30,633	(3,934)	26,699
Moderately Aggressive Balanced Allocation	606,607	20,720	(7,219)	13,501
Moderately Conservative Balanced Allocation	982,835	27,215	(3,639)	23,576
James Alpha Macro	9,234,895	558,061	(270,276)	287,785
James Alpha Global Real Estate Investments	1,023,910,687	11,637,705	(126,143,537)	(114,505,832)
James Alpha Multi Strategy Alternative Income	12,214,751	1,525,591	(1,425,944)	99,647
James Alpha Managed Risk Domestic Equity	42,102,642	1,662,766	(172,664)	1,490,102
James Alpha Managed Risk Emerging Markets Equity	5,606,281	27,579	(71,280)	(43,701)
James Alpha Hedged High Income	48,545,869	1,312,140	(3,372,823)	(2,060,683)
James Alpha Momentum	22,441,854	244,381	(20,434)	223,947

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 1/29/2020

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 1/29/2020